         As filed with the Securities and Exchange Commission on April 24, 2001.
                                                       Registration Nos. 2-11522
                                                                         811-173


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

       Pre-Effective Amendment No.  _______                             [_]

       Post-Effective Amendment No.    68                               [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

       Amendment No.                   27


                               DODGE & COX FUNDS
               (Exact Name of Registrant as Specified in Charter)

             One Sansome Street, 35 Floor, San Francisco, CA  94104
                    (Address of Principal Executive Office)

       Registrant's Telephone Number including Area Code:  (415) 981-1710

Thomas M. Mistele, Esq., One Sansome Street, 35 Floor, San Francisco, CA  94104
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

       [_]  immediately upon filing pursuant to paragraph (b)

       [X]  on May 1, 2001 pursuant to paragraph (b)

       [_]  60 days after filing pursuant to paragraph (a)(1)

       [_]  on __________  pursuant to paragraph (a)(1)

       [_]  75 days after filing pursuant to paragraph (a)(2)

       [_]  on __________  pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

       [_] This post-effective amendment designates a new effective date of a previously filed post-effective amendment.

                            -----------------------

                               DODGE & COX FUNDS

                             CROSS REFERENCE SHEET
                                     PART A
                        (Prepared as part of Form N-1A)

   Item Number in Form N-1A
    Registration Statement         Caption in Prospectus
   ------------------------        ---------------------
              1                    Cover Pages

              2                    Risk/Return Summary

              3                    Risk/Return Summary

              4                    Investment Objectives, Principal Investment
                                   Strategies and Risks

              5                    Not Applicable

              6                    Fund Organization and Management

              7                    How to Purchase Shares
                                   How to Redeem or Exchange Shares
                                   Income Dividends and Capital Gain Distributions
                                   Pricing of Shares

              8                    Not Applicable

              9                    Financial Highlights

                               DODGE & COX FUNDS

                             CROSS REFERENCE SHEET

                                     PART B

                        (Prepared as part of Form N-1A)

  Item Number in Form N-1A
   Registration Statement         Caption in Statement of Additional Information
  ------------------------        ----------------------------------------------
            10                    Cover Page; Table of Contents

            11                    Capital Stock

            12                    Classification, Investment Restrictions,
                                  Investment Strategies and Risks; Appendix A

            13                    Management of the Fund

            14                    Management of the Fund

            15                    Management of the Fund

            16                    Brokerage Allocation and Other Practices

            17                    Capital Stock

            18                    Purchase, Redemption and Pricing of Shares

            19                    Taxation of the Fund

            20                    Principal Underwriter

            21                    Performance Information

            22                    Financial Statements

            D O D G E  &  C O X                                          D O D G E  &  C O X
                 F U N D S                                                    F U N D S

-------------------------------------------                   -------------------------------------------
  For More Information: For investors who
  want more information about the Funds,
  the following documents are available                                       Stock Fund
  free upon request:                                                       Established 1965

  Annual/Semi-Annual Reports: Additional
  information about the Funds' investments
  is available in the Funds' annual and
  semi-annual reports to shareholders. In
  each Fund's annual report, you will find
  a discussion of the market conditions and
  investment strategies that significantly                             International Stock Fund
  affected the Fund's performance during                                   Established 2001
  its last fiscal year.

  Statement of Additional Information
  (SAI): The SAI provides more detailed
  information about the Funds and is
  incorporated by reference into (and thus
  is legally a part of) this prospectus.                                    Balanced Fund
                                                                           Established 1931
  -----------------------------------------
  You can get free copies of reports and
  the SAI, request other information and
  discuss your questions about the Funds
  by contacting the Funds at:

  Dodge & Cox Funds                                                          Income Fund
  c/o Boston Financial Data Services                                       Established 1989
  P.O. Box 9051
  Boston, MA 02205-9051
                                                              -------------------------------------------
  Telephone: 1-800-621-3979
  Internet:
  www.dodgeandcox.com
  -----------------------------------------

  The Funds' reports and SAI are available
  at the Securities and Exchange                                              Prospectus
  Commission's (SEC) Public Reference Room                                    May 1, 2001
  in Washington, D.C. (1-202-942-8090) or
  on the EDGAR database on the SEC's
  internet site at www.sec.gov. You may                                  The Securities and
  also obtain copies of this information,                             Exchange Commission has
  after paying a duplicating fee, by                                      not approved or
  sending an e-mail request to                                           disapproved these
  publicinfo@sec.gov or by writing the                               securities or passed upon
  SEC's Public Reference Section,                                     the accuracy or adequacy
  Washington, D.C. 20549-0102.                                        of this prospectus. Any
                                                                       representation to the
  Funds' Investment Company Act                                        contrary is a criminal
  file no. 811-173                                                            offense.

5/01 PR Printed on recycled paper
                                                              -------------------------------------------

                               DODGE & COX FUNDS

--------------------------------------------------------------------------------

        Stock Fund                          International Stock Fund
     Established 1965                           Established 2001


      Balanced Fund                               Income Fund
     Established 1931                           Established 1989

--------------------------------------------------------------------------------

  The Funds' investment manager, Dodge & Cox, was founded in 1930 and managed over $48 billion for individual and institutional investors in mutual fund and private accounts as of December 31, 2000. Dodge & Cox is one of the largest privately owned investment advisers in the United States.

                                   Prospectus

                                  May 1, 2001

--------------------------------------------------------------------------------------------------------
                                          Table of Contents
--------------------------------------------------------------------------------------------------------
   Risk/Return Summary                            2  Income Dividends and Capital Gain Distributions  27
   Investment Objectives, Principal Investment       Performance Information                          28
   Strategies and Risks                          13  Fund Organization and Management                 28
   . Investment Restrictions                     17  Portfolio Transactions                           29
   . Investment Risks                            17  Expenses                                         29
   . Additional Information on Investments       18  Federal Income Taxes                             30
   How to Purchase Shares                        21  Custodian and Transfer Agent                     30
   How to Redeem or Exchange Shares              23  Investment Information and Shareholder Services  31
   General Transaction Information               26  Financial Highlights                             33
   Pricing of Shares                             27  Officers and Trustees                            35

--------------------------------------------------------------------------------------------------------

  Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Risk/Return Summary
--------------------------------------------------------------------------------

            DODGE & COX FUNDS (Trust) is a family of four no-load mutual funds: Dodge & Cox Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund (Funds). Each Fund is a diversified series of the Trust. The Trust is registered with the Securities and Exchange Commission (SEC) as an open-end management investment company.

            Dodge & Cox Stock Fund
--------------------------------------------------------------------------------

Investment The Fund seeks long-term growth of principal and income. Objectives A secondary objective is to achieve a reasonable current income.

Principal   The Fund invests primarily in a broadly diversified
Investment portfolio of common stocks. In selecting investments, Strategies the Fund invests in companies that, in Dodge & Cox's opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow and dividends.
            Companies are also selected with an emphasis on financial strength and sound economic condition.

            For details about the Fund's investment program, please see the Investment Objectives, Principal Investment
            Strategies and Risks section.

Principal   You could lose money on your investment in the Fund, or
Risks of    the Fund could underperform other investments, for any of
Investing   the following reasons:

            . The stock market goes down.
            . The market continues indefinitely to undervalue the
              stocks in the Fund's portfolio.
            . The stocks in the Fund's portfolio turn out not to be
              undervalued after all due to intractable or fundamental problems that are not yet apparent.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Stock Fund (continued)
-------------------------------------------------------------------------------

Performance The bar chart and table shown below indicate the risks of Information investing in the Dodge & Cox Stock Fund. The bar chart shows changes in the performance of the Fund's shares from year to year over a ten-year period.

            The table shows how the Fund's average annual total returns for one, five and ten years compare to those of the Standard & Poor's(R) 500 Index (S&P 500). The S&P 500 is a widely recognized, unmanaged index of common stock prices.

            The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

            Dodge & Cox Stock Fund Annual Total Returns 1991-2000

                                          [GRAPH APPEARS HERE]

             1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
            21.48%   10.82%   18.32%    5.16%   33.38%   22.26%   28.41%    5.39%   20.20%   16.30%

            During the period shown in the bar chart, the highest quarterly return was 16.64% (quarter ended June 30, 1999) and the lowest quarterly return was -14.30% (quarter ended September 30, 1998).

            --------------------------------------------------------------------
            Average annual total returns for the periods ended December 31, 2000
            --------------------------------------------------------------------
                                     Past 1 Year    Past 5 Years   Past 10 Years
            --------------------------------------------------------------------
            Dodge & Cox Stock Fund        16.30%          18.26%          17.85%
            S&P 500                       -9.10           18.33           17.45
            --------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Stock Fund (continued)
-------------------------------------------------------------------------------

Fees and    The table describes the fees and expenses that you may
Expenses    pay if you buy and hold shares of the Fund.

            ------------------------------------------------------------------------------------------
            Shareholder Fees                            Annual Fund Operating Expenses
            (fees paid directly from your investment)   (expenses that are deducted from Fund assets)
            ------------------------------------------------------------------------------------------
            Sales load imposed on purchases  None       Management fees                         .50%
            Deferred sales load              None       Distribution (12b-1) and/or
            Sales load imposed on                        service fees                           None
             reinvested distributions        None       Other expenses (transfer agent,
            Redemption fee                   None        custodial, accounting, legal, etc.)    .04%
            Exchange fee                     None                                               ----
            Maximum account fee              None       Total Fund Operating Expenses           .54%
            ------------------------------------------------------------------------------------------

            EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

            The example assumes that:
            . You invest $10,000 in the Fund for the time periods
              indicated;
            . Your investment has a 5% return each year; and . The Fund's operating expenses remain the same.

            Although your actual costs may be higher or lower, under these assumptions your costs would be:

            ----------------------------------------------------------
               1 Year      3 Years         5 Years        10 Years
            ----------------------------------------------------------
                $55          $173           $302            $677
            ----------------------------------------------------------

            This example should not be considered to represent actual expenses or performance from the past or for the future.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox International Stock Fund
--------------------------------------------------------------------------------

Investment  The Fund seeks long-term growth of principal and income.
Objective


Principal   The Fund invests primarily in a diversified portfolio of
Investment equity securities issued by non-U.S. companies from at Strategies least three different foreign countries, including emerging markets. The Fund focuses on countries whose economic and political systems appear more stable and are believed to provide some protection to foreign shareholders. The Fund invests primarily in medium-to-large well established companies based on standards of the applicable market.

            In selecting investments, the Fund invests primarily in companies that, in Dodge & Cox's opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund also focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow and dividends. Companies are also selected with an emphasis on financial strength and sound economic condition.

            For details about the Fund's investment program, please see the Investment Objectives, Principal Investment
            Strategies and Risks section.

Principal   You could lose money on your investment in the Fund, or
Risks of    the Fund could underperform other investments, for any of
Investing   the following reasons:

            . The stock markets in the countries in which the Fund
              invests go down.
            . Markets continue indefinitely to undervalue the stocks
              in the Fund's portfolio.
            . The stocks in the Fund's portfolio turn out not to be
              undervalued after all due to intractable or fundamental problems that are not yet apparent.

            In addition, the Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund's share price will fluctuate more than if the Fund invested in U.S. issuers. Prices of foreign securities may go down (as well as your investment) for any of the following reasons:

            . Unfavorable foreign government actions, political,
              economic or market instability or the absence of accurate information about foreign companies.
            . A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.
            . Foreign securities are sometimes less liquid, more
              volatile and harder to value than securities of U.S.
              issuers.
            . Lack of uniform accounting, auditing, and financial
              reporting standards, with less governmental regulation and oversight than U.S. companies.

Performance The Fund's predecessor, Dodge & Cox International Equity Information Fund, L.L.C., was organized on October 25, 1999 as a private investment company that converted into, and had the same investment adviser as, the Fund.


            Since the Fund did not begin operations as a registered investment company until April 30, 2001, no historical performance is presented.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox International Stock Fund (continued)
-------------------------------------------------------------------------------

Fees and    The table describes the fees and expenses that you may
Expenses    pay if you buy and hold shares of the Fund. Because the
            Fund is new and has no historical expense data, the numbers below are estimates.

            ------------------------------------------------------------------------------------------
            Shareholder Fees                            Annual Fund Operating Expenses
            (fees paid directly from your investment)   (expenses that are deducted from Fund assets)
            ------------------------------------------------------------------------------------------
            Sales load imposed on purchases  None       Management fees                         .60%
            Deferred sales load              None       Distribution (12b-1) and/or
            Sales load imposed on                        service fees                           None
             reinvested distributions        None       Other expenses (transfer agent,
            Redemption fee                   None        custodial, accounting, legal, etc.)   1.20%
            Exchange fee                     None                                              -----
            Maximum account fee              None       Total Fund Operating Expenses          1.80%
                                                        Expense Reimbursement                  (.90)%*
                                                        Net Expenses                            .90 %
            ------------------------------------------------------------------------------------------

            * For the fiscal years ending December 31, 2001 and 2002, Dodge &
              Cox has contractually agreed to reimburse the Fund for all ordinary expenses to the extent necessary to maintain Total Fund Operating Expenses at 0.90%. The agreement is renewable annually thereafter and is subject to 30 days written notice by either party.

            EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

            The example assumes that:
            . You invest $10,000 in the Fund for the time periods
              indicated;
            . Your investment has a 5% return each year; and . The Fund's operating expenses remain the same.

            Although your actual costs may be higher or lower, under these assumptions your costs would be:

            ------------------------
               1 Year      3 Years
            ------------------------
                $183        $566
            ------------------------

            This example should not be considered to represent actual expenses or performance from the past or for the future.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Balanced Fund
-------------------------------------------------------------------------------

Investment The Fund seeks regular income, conservation of principal Objectives and an opportunity for long-term growth of principal and income.

Principal   The Fund invests in a diversified portfolio of common
Investment stocks, preferred stocks and fixed-income securities. In Strategies selecting equity investments, the Fund invests in compa-
            nies that, in Dodge & Cox's opinion, appear to be tempo-rarily undervalued by the stock market and have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow and dividends. Companies are also selected with an empha-sis on financial strength and sound economic condition.

            Fixed-income investments include investment-grade: U.S. government obligations, mortgage and asset-backed securi-ties, corporate bonds, collateralized mortgage obligations
            (CMOs), and others. The proportions held in the various fixed-income securities will be revised in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In selecting fixed-income securities, Dodge & Cox will consider many factors, including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

            While the mix of equity and fixed-income securities will vary depending on Dodge & Cox's outlook on the markets, no more than 75% of total assets will be invested in common stocks and that portion of the value of convertible secu-rities attributable to the conversion right.

            For details about the Fund's investment program, please see the Investment Objectives, Principal Investment
            Strategies and Risks section.

Principal   You could lose money on your investment in the Fund, or
Risks of    the Fund could underperform other investments, for any of
Investing   the following reasons:

            Equity Securities

            . The stock market goes down.
            . The market continues indefinitely to undervalue the
              stocks in the Fund's portfolio.
            . The stocks in the Fund's portfolio turn out not to be
              undervalued after all due to intractable or fundamental problems that are not yet apparent.

            Fixed-Income Securities

            . Bond prices decline due to rising interest rates.
            . A bond issuer's financial condition deteriorates, or it
              fails to repay interest and principal in a timely manner.
            . Early repayment of principal of mortgage-related
              securities (e.g., prepayment of principal due to sale of the underlying property, refinancing or foreclosure) exposes the Fund to a lower rate of return upon reinvestment of principal. In addition, changes in the rate of prepayment also affect the price and volatility of a mortgage-related security.

            The Fund's balance between stocks and fixed-income securi-ties could limit its potential for capital appreciation relative to an all-stock fund.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Balanced Fund (continued)
-------------------------------------------------------------------------------

Performance The bar chart and table shown below indicate the risks of Information investing in the Dodge & Cox Balanced Fund. The bar chart shows changes in the performance of the Fund's shares from year to year over a ten-year period.

            The table shows how the Fund's average annual total returns for one, five and ten years compare to a Combined Index consisting of 60% of the Standard & Poor's(R) 500 Index (S&P 500) and 40% of the Lehman Brothers Aggregate Bond Index (LBAG). The S&P 500 and LBAG are widely recog-nized, unmanaged indices of common stock prices and U.S. dollar-denominated, investment-grade fixed-income securi-ties, respectively.

            The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

            Dodge & Cox Balanced Fund Annual Total Returns 1991-2000

                                          [GRAPH APPEARS HERE]

             1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
            20.72%   10.57%   15.95%    1.99%   28.02%   14.75%   21.21%    6.70%   12.06%   15.13%

            During the period shown in the bar chart, the highest quarterly return was 10.96%
            (quarter ended June 30, 1997) and the lowest quarterly return was -7.93% (quarter ended September 30, 1998).

            ---------------------------------------------------------------------------------------------
                        Average annual total returns for the periods ended December 31, 2000
            ---------------------------------------------------------------------------------------------
                                                          Past 1 Year      Past 5 Years     Past 10 Years
            ---------------------------------------------------------------------------------------------
            Dodge & Cox Balanced Fund                        15.13%           13.87%           14.49%
            Combined Index (60% S&P 500 & 40% LBAG)          -0.98            13.78            13.79
            S&P 500                                          -9.10            18.33            17.45
            LBAG                                             11.63             6.46             7.96
            ---------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Balanced Fund (continued)
-------------------------------------------------------------------------------

Fees and    The table describes the fees and expenses that you may
Expenses    pay if you buy and hold shares of the Fund.

            ------------------------------------------------------------------------------------------
            Shareholder Fees                            Annual Fund Operating Expenses
            (fees paid directly from your investment)   (expenses that are deducted from Fund assets)
            ------------------------------------------------------------------------------------------
            Sales load imposed on purchases  None       Management fees                         .50%
            Deferred sales load              None       Distribution (12b-1) and/or
            Sales load imposed on                        service fees                           None
             reinvested distributions        None       Other expenses (transfer agent,
            Redemption fee                   None        custodial, accounting, legal, etc.)    .03%
            Exchange fee                     None                                               ----
            Maximum account fee              None       Total Fund Operating Expenses           .53%
            ------------------------------------------------------------------------------------------

            EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

            The example assumes that:
            . You invest $10,000 in the Fund for the time periods
              indicated;
            . Your investment has a 5% return each year; and . The Fund's operating expenses remain the same.

            Although your actual costs may be higher or lower, under these assumptions your costs would be:

            ----------------------------------------------------------
               1 Year      3 Years         5 Years        10 Years
            ----------------------------------------------------------
                $54         $170            $296            $665
            ----------------------------------------------------------

            This example should not be considered to represent actual expenses or performance from the past or for the future.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Income Fund
-------------------------------------------------------------------------------

Investment The Fund seeks a high and stable rate of current income, Objectives consistent with long-term preservation of capital.
            A secondary objective is to take advantage of opportunities to realize capital appreciation.

Principal The Fund invests primarily in a diversified portfolio of Investment high-quality bonds and other fixed-income securities, Strategies including U.S. government obligations, mortgage and asset-backed securities, corporate bonds, collateralized mortgage obligations (CMOs) and others rated A or better by either S&P or Moody's.

            The proportions held in the various fixed-income securities will be revised in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In selecting securities, Dodge & Cox will consider many factors, including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

            For details about the Fund's investment program, please see the Investment Objectives, Principal Investment
            Strategies and Risks section.

Principal   You could lose money on your investment in the Fund, or
Risks of    the Fund could underperform other investments, for any of
Investing   the following reasons:

            . Bond prices decline due to rising interest rates.
            . A bond issuer's financial condition deteriorates, or it
              fails to repay interest and principal in a timely manner.
            . Early repayment of principal of mortgage-related
              securities (e.g., prepayment of principal due to sale of the underlying property, refinancing or foreclosure) exposes the Fund to a lower rate of return upon reinvestment of principal. In addition, changes in the rate of prepayment also affect the price and volatility of a mortgage-related security.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Income Fund (continued)
-------------------------------------------------------------------------------

Performance The bar chart and table shown below indicate the risks of Information investing in the Dodge & Cox Income Fund. The bar chart shows changes in the performance of the Fund's shares over a ten-year period.

            The table shows how the Fund's average annual total returns for one, five and ten years compare to those of the Lehman Brothers(R) Aggregate Bond Index (LBAG). The LBAG is a widely recognized, unmanaged index of U.S. dol-lar-denominated investment-grade fixed-income securities.

            The Fund's past performance does not necessarily indicate how the Fund will perform in the future.


            Dodge & Cox Income Fund Annual Total Returns 1991-2000

                                           [GRAPH APPEARS HERE]

             1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
            17.94%    7.80%   11.35%   -2.89%   20.21%    3.62%   10.00%    8.08%   -0.81%   10.70%

            During the period shown in the bar chart, the highest quarterly return was 7.01% (quarter ended June 30, 1995) and the lowest quarterly return was -2.38% (quarter ended March 31, 1994).

            --------------------------------------------------------------------
            Average annual total returns for the periods ended December 31, 2000
            --------------------------------------------------------------------
                                     Past 1 Year    Past 5 Years   Past 10 Years
            --------------------------------------------------------------------
            Dodge & Cox Income Fund     10.70%          6.23%          8.38%
            LBAG                        11.63           6.46           7.96
            --------------------------------------------------------------------

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-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
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            Dodge & Cox Income Fund (continued)
-------------------------------------------------------------------------------

Fees and    The table describes the fees and expenses that you may
Expenses    pay if you buy and hold shares of the Fund.

            ------------------------------------------------------------------------------------------
            Shareholder Fees                            Annual Fund Operating Expenses
            (fees paid directly from your investment)   (expenses that are deducted from Fund assets)
            ------------------------------------------------------------------------------------------
            Sales load imposed on purchases  None       Management fees                         .41%
            Deferred sales load              None       Distribution (12b-1) and/or
            Sales load imposed on                        service fees                           None
             reinvested distributions        None       Other expenses (transfer agent,
            Redemption fee                   None        custodial, accounting, legal, etc.)    .05%
            Exchange fee                     None                                               ----
            Maximum account fee              None       Total Fund Operating Expenses           .46%
            ------------------------------------------------------------------------------------------

            EXAMPLE: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

            The example assumes that:
            . You invest $10,000 in the Fund for the time periods
              indicated;
            . Your investment has a 5% return each year; and . The Fund's operating expenses remain the same.

            Although your actual costs may be higher or lower, under these assumptions your costs would be:

            ----------------------------------------------------------
               1 Year      3 Years         5 Years        10 Years
            ----------------------------------------------------------
                $47         $148            $258            $579
            ----------------------------------------------------------

            This example should not be considered to represent actual expenses or performance from the past or for the future.

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                                       12

                               DODGE & COX FUNDS
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Investment Objectives, Principal Investment Strategies and Risks
-------------------------------------------------------------------------------

            This section takes a closer look at the investment objec-tives of each Fund, their principal investment strategies and certain risks of investing in each Fund.

            Dodge & Cox Stock Fund
--------------------------------------------------------------------------------

Investment The Fund's primary objective is to provide shareholders Objectives with an opportunity for long-term growth of principal and
and         income. A secondary objective is to achieve a reasonable
Principal   current income. These objectives may not be changed with-
Investment out shareholder approval. Investors should recognize that Strategies the market risks inherent in investment cannot be avoided, nor is there any assurance that the investment objectives of the Fund will be achieved. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks. The Fund may also purchase other types of securities, for example, preferred stocks and debt securi-ties which are convertible into common stock (or which in the opinion of Dodge & Cox have predominantly common stock investment characteristics). The Fund may also invest up to 20% of its total assets in U.S. dollar-denominated securities of foreign issuers traded in the U.S. (such as American Depositary Receipts (ADRs)). Further information about specific investments is provided under Additional
            Information on Investments.

            Moderate reserves in cash or short-term fixed-income secu-rities may be held from time to time as Dodge & Cox may deem advisable. Nevertheless, the long-term emphasis shall be the maintaining of a fully invested equity fund.

            Securities selected for the Fund will be predominantly those which, in the view of Dodge & Cox, have positive prospects for long-term growth of principal and income not reflected in the current price. Prospective earnings, cash flow and dividends are considered in making these stock selections. Individual securities are selected with an emphasis on financial strength and sound economic condi-tion. The Fund's policies as described above may be changed without shareholder approval; however, these poli-cies will not be changed without 60 days prior notice to shareholders.

            In an attempt to minimize unforeseen risks in single securities, the Fund seeks to provide investment diversification. Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. (The Fund's portfolio turnover rates for the fiscal years ended December 31, 2000, 1999 and 1998 were 32%, 18% and 19%, respectively.) However, during rapidly changing economic, market and political conditions, portfolio turnover may be higher than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of capital gains and losses (see Federal Income Taxes). It is the general practice of the Fund to invest in securities with ready markets, mainly issues listed on national securities exchanges.

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                                       13

                               DODGE & COX FUNDS
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            Dodge & Cox International Stock Fund
-------------------------------------------------------------------------------

Investment  The Fund's objective is to provide shareholders
Objective   with an opportunity for long-term growth of principal and
and         income. The objective may not be changed without
Principal   shareholder approval. Investors should recognize that the
Investment market risks inherent in investment cannot be avoided, nor Strategies is there any assurance that the investment objective of the Fund will be achieved.

            The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities issued by non-U.S. companies from at least three different foreign countries, including emerging markets. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks, preferred stocks, securities convertible into common stocks and securities that carry the right to buy common stocks of non-U.S. companies. The Fund also invests in American, European and Global Depositary Receipts. Further information about specific investments is provided under Additional Information on Investments.

            Moderate reserves in cash or short-term fixed-income securities may be held from time to time as Dodge & Cox may deem advisable. Nevertheless, the long-term emphasis shall be the maintaining of a fully invested equity fund.

            Securities selected for the Fund will be predominantly those which in the view of Dodge & Cox have positive prospects for long-term growth of principal and income not reflected in the current price. Prospective earnings, cash flow and dividends are considered in making these stock selections. Individual securities are selected with an emphasis on financial strength and sound economic condition. The Fund's policies as described above may be changed without shareholder approval; however, these policies will not be changed without 60 days prior notice to shareholders.

            In an attempt to minimize unforeseen risks in single securities, the Fund seeks to provide investment diversification. Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. However, during rapidly changing economic, market and political conditions, portfolio turnover may be higher than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of capital gains and losses (see Federal Income Taxes). It is the general practice of the Fund to invest in foreign securities with ready markets, mainly issues listed on national securities exchanges.

            Dodge & Cox Balanced Fund
--------------------------------------------------------------------------------

Investment The Fund's objectives are to provide shareholders with Objectives regular income, conservation of principal and an
and         opportunity for long-term growth of principal and income.
Principal   These objectives may not be changed without shareholder
Investment approval. Investors should recognize that the market risks Strategies inherent in investment cannot be avoided, nor is there any assurance that the investment objectives of the Fund will be achieved. Reasonable appreciation in favorable periods and conservation of principal in adverse times are objectives that require flexibility in managing the assets of the Fund under constantly changing investment conditions. Therefore, the proportions held in common and preferred stocks and fixed-income securities are revised by Dodge & Cox when considered advisable in light of its appraisal of business and investment prospects.

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                                       14

                               DODGE & COX FUNDS
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-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Balanced Fund (continued)
            -------------------------------------------------------------------


            Under normal circumstances, it is the policy of the Fund to maintain no more than 75% of its total assets in common stocks and that portion of the value of convertible securities attributable to the conversion right. Fixed-income securities are held for their relative stability of principal and income, as well as for a reserve which can be used to take advantage of investment opportunities. The Fund may also invest up to 20% of its total assets in U.S. dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and Yankee bonds). Moderate reserves in cash or short-term fixed-income securities may be held from time to time as Dodge & Cox may deem advisable. Further information about specific investments is provided under Additional Information on Investments.

            It is the Fund's policy to invest in investment-grade debt securities rated Baa or higher by Moody's Investors Service (Moody's) or BBB or higher by Standard & Poor's Ratings Group (S&P). Securities rated Baa or BBB have speculative characteristics. Securities that are downgraded below Baa or BBB subsequent to purchase may continue to be held by the Fund, if Dodge & Cox believes it advantageous to do so. Unrated debt securities may be purchased if they are, in the opinion of Dodge & Cox, of equivalent quality to debt securities rated at least A by Moody's and S&P. An explanation of Moody's and S&P's rating groups is included in the Appendix to the Statement of Additional Information (SAI).

            A substantial position will be maintained in common stocks which in the view of Dodge & Cox have positive prospects for long-term growth of principal and income not reflected in the current price. Prospective earnings, cash flow and dividends are considered in making these stock selections. The level of security prices and the trend of business activity are considered in determining the total investment position of the Fund in equities at any time. Individual securities are selected with an emphasis on financial strength and a sound economic condition. The Fund's policies as described above may be changed without shareholder approval; however, these policies will not be changed without 60 days prior notice to shareholders.

            The proportions held in the various fixed-income securities will be revised as appropriate in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In making investment decisions, Dodge & Cox will take many factors into consideration including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

            In an attempt to minimize unforeseen risks in single securities, the Fund seeks to provide investment diversification. Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. (The Fund's portfolio turnover rates for the fiscal years ended December 31, 2000, 1999 and 1998 were 23%, 17% and 26%, respectively.) However, during rapidly changing economic, market and political conditions, portfolio turnover may be higher than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of capital gains and losses (see Federal Income Taxes). It is the general practice of the Fund to invest mainly in equity securities listed on national securities exchanges and securities with ready markets.

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                                       15

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            Dodge & Cox Income Fund
-------------------------------------------------------------------------------

Investment The Fund's primary objective is to provide shareholders Objectives with a high and stable rate of current income consistent
and         with long-term preservation of capital. A secondary
Principal   objective is to take advantage of opportunities to realize
Investment capital appreciation. These objectives may not be changed Strategies without shareholder approval. Investors should recognize that the market risks inherent in investment cannot be avoided, nor is there any assurance that the investment objectives of the Fund will be achieved.

            The Fund seeks to achieve its objectives by investing in a diversified portfolio of fixed-income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in the following: (1) debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (2) investment-grade debt securities rated Baa or higher by Moody's or BBB or higher by S&P, including U.S. dollar-denominated foreign issues and supranational agencies; (3) unrated securities if deemed to be of investment-grade quality by Dodge & Cox; and (4) bankers' acceptances, bank certificates of deposit, repurchase agreements and commercial paper. At least 65% of the market value of the portfolio will be invested in category (1) securities and in category (2) securities rated in the top three rating categories. In addition, the Fund will invest no more than 25% of its total assets in U.S. dollar-denominated securities of foreign issuers. Further information about specific investments is provided under Additional Information on Investments.

            No more than 20% of the Fund may be invested in other fixed-income instruments including: debt obligations rated below investment grade if, in the opinion of Dodge & Cox, they are of suitable quality, provide attractive investment opportunities and have a minimum rating of B by Moody's and/or S&P at the time of investment; preferred stock; corporate bonds convertible into common stocks or carrying warrants to purchase common stock. The Fund will invest in unrated securities only if deemed to be of investment-grade quality by Dodge & Cox. It should be noted that securities rated Baa or BBB or below have speculative characteristics. Securities rated B may yield a higher level of current income than higher-quality securities, but generally have less liquidity, greater market risk and more price fluctuation. An explanation of Moody's and S&P's rating categories is included in the Appendix to the SAI.

            The proportions held in the various fixed-income securities will be revised as appropriate in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In making investment decisions, Dodge & Cox will take many factors into consideration including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

            The Fund attempts to achieve its secondary objective of capital appreciation through such techniques as fundamental research (i.e., seeking a security or group of securities which Dodge & Cox believes to be undervalued) and making gradual adjustments in the average maturity of the Fund's portfolio.

            The average maturity of the Fund's portfolio at any given time depends, in part, on Dodge & Cox's assessment of economic and market conditions, the future level of inflation and interest rates, and on the relative yields of securities in the marketplace. Dodge & Cox normally invests in an array of securities with short, intermediate and long maturities in varying proportions.

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                                       16

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
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-------------------------------------------------------------------------------

            Dodge & Cox Income Fund (continued)
            -------------------------------------------------------------------

            Purchases and sales of securities are generally made for long-term fundamental investment reasons rather than for short-term trading purposes. Nevertheless, Dodge & Cox may sell any of the securities in the Fund, regardless of the length of time held, in seeking to achieve the objectives of the Fund.

            In seeking to achieve the objectives of the Fund, Dodge & Cox may purchase securities on a when-issued basis, pur-chase or sell securities for delayed delivery and lend portfolio securities. The Fund's investment policies as set forth above may be changed without shareholder approv-al; however, these policies will not be changed without 60 days prior notice to shareholders.

            Dodge & Cox maintains a long-term investment orientation and therefore anticipates a relatively low turnover rate. (The Fund's portfolio turnover rates for the fiscal years ended December 31, 2000, 1999 and 1998 were 34%, 24%, and
            35%, respectively.) However, during rapidly changing eco-nomic, market and political conditions, portfolio turnover may be higher than in a more stable period. A higher turn-over rate might result in increased transaction expenses and the realization of capital gains and losses (see Fed-eral Income Taxes).

--------------------------------------------------------------------------------

Investment  The Funds have adopted certain restrictions designed to achieve
Restric-    diversification of investment and to reduce investment risk. Each
tions       Fund may not: (a) invest more than 5% of the value of its total assets in the securities of any one issuer except the U.S. govern-
            ment, nor acquire more than 10% of the voting securities of any one issuer; (b) concentrate investments of more than 25% of the value of its total assets in any one industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or related repurchase agreements); (c) borrow money except as a tem-
            porary measure for extraordinary or emergency purposes; (d) make loans, except for the purchase of publicly issued debt securities and for loans of portfolio securities by the Dodge & Cox Interna-
            tional and Income Funds. The investment restrictions described in this paragraph and in the SAI may be changed only with the approval of that Fund's shareholders.
--------------------------------------------------------------------------------

Investment  You should understand that all U.S. and foreign investments
Risks involve risks, and there can be no guarantee against loss result-ing from an investment in the Funds, nor can there be any assur-ance that a Fund's investment objective(s) will be attained. There are further risk factors described elsewhere in this prospectus and in the SAI.

            Investments in stocks in general are subject to market risks that cause their prices to fluctuate over time, i.e., the possibility that stock prices will decline over short or even extended peri-ods. Prices of fixed-income securities are sensitive to changes in the market level of interest rates. In general, as interest rates rise, the prices of fixed-income securities fall, and conversely, as interest rates fall, the prices of these securities rise. Yields on short, intermediate and long-term securities are depen-dent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issue. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. Furthermore, because yield levels on securities vary with changing interest rates, no spe-cific yield on shares of a Fund can be guaranteed. Since the Dodge & Cox Income Fund and the fixed-income portion of the Dodge & Cox Balanced

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                                       17

                               DODGE & COX FUNDS
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            Fund will be invested primarily in higher-quality debt securities, the Funds may not yield as high a level of current income as funds that invest primarily in lower-quality debt securities which gen-erally have less liquidity, greater market risk and greater price fluctuation. The value of stocks and fixed-income securities may also be affected by changes in the financial condition of, and other events affecting, specific issuers. Fluctuations in the value of the securities in which a Fund invests will cause the Fund's share price to fluctuate. An investment in the Funds, therefore, may be more suitable for long-term investors who can bear the risk of short and long-term fluctuations in a Fund's share price.

            Foreign securities involve some special risks such as exposure to potentially adverse foreign political and economic developments; market instability; nationalization and exchange controls; poten-tially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement and regulatory practices that differ from U.S. standards; foreign taxes that could reduce returns; higher transaction costs and foreign broker-age and custodian fees; difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judg-ments with respect to foreign investments in foreign courts; and the risk that fluctuations in foreign exchange rates will decrease the investment's value (although favorable changes can increase its value). These risk factors are increased by the Dodge & Cox International Stock Fund's investments in emerging or developing countries.

            The Dodge & Cox Balanced Fund, with its mixture of investments in common stocks and fixed-income securities, may entail less invest-ment risk (and a potentially lower return) than a mutual fund investing only in common stocks.

--------------------------------------------------------------------------------

Additional COMMON STOCKS (DODGE & COX STOCK FUND, DODGE & COX INTERNATIONAL Information STOCK FUND and DODGE & COX BALANCED FUND) Stocks represent shares
on          of ownership in a company. After other claims are satisfied, com-
Investments mon stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation poten-tial of all corporate securities.

            PREFERRED STOCKS Each Fund may invest in preferred stocks. Generally, preferred stock has a specified dividend and ranks after bonds but before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.

            CONVERTIBLE SECURITIES Each Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with other features.

            FOREIGN SECURITIES Each Fund may invest in U.S. dollar-denominated securities of foreign issuers traded in the U.S. The Dodge & Cox International Stock Fund may also invest in foreign currency-denominated securities of foreign issuers. Such investments increase a portfolio's diversification and may enhance return, but they also involve some special risks.

            FOREIGN CURRENCIES--FORWARD CURRENCY CONTRACTS (DODGE & COX INTER-NATIONAL STOCK FUND) Many of the Fund's investments are

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                                       18

                               DODGE & COX FUNDS
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            denominated in foreign currencies. In managing currency exposure, the Fund may enter into forward currency contracts. A forward cur-rency contract involves an agreement to purchase or sell a speci-fied currency at a specified future price set at the time of the contract. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The Fund will only enter into forward contracts for hedging and not for purposes of speculation. Under normal market conditions, no more than 25% of the Fund's assets may be committed to currency exchange contracts.

            U.S. GOVERNMENT OBLIGATIONS A portion of each Fund may be invested in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the obligations purchased by a Fund are backed by the full faith and credit of the U.S. gov-ernment and are guaranteed as to both principal and interest by the U.S. Treasury. Examples of these include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, or indirect obligations of the U.S. Treasury, such as obligations of the Government National Mortgage Association, the Maritime Administration, the Farmers Home Administration and the Department of Veterans Affairs.

            While the obligations of many of the agencies and instrumentali-ties of the U.S. government are not direct obligations of the U.S. Treasury, they are generally backed indirectly by the U.S. govern-ment. Some of the agencies are indirectly backed by their right to borrow from the U.S. government, such as the Federal Financing Bank, the Federal Home Loan Banks and the U.S. Postal Service. Others are supported solely by the credit of the agency or instru-mentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obliga-tions. These agencies include the Federal Farm Credit Banks, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association. No assurance can be given that the U.S. gov-ernment would provide financial support to U.S. government-estab-lished or sponsored agencies. Furthermore, with respect to the U.S. government securities purchased by the Fund, guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities, nor do they extend to the value of a Fund's shares. A Fund may invest in these securities if it believes they offer an expected return commensurate with the risks assumed.

            MORTGAGE PASS-THROUGH SECURITIES (DODGE & COX BALANCED FUND and DODGE & COX INCOME FUND) Mortgage pass-through securities are guaranteed by an agency of the U.S. government or are issued by a private entity. These securities represent ownership in "pools" of mortgage loans and are called "pass-throughs" because principal and interest payments are passed through to security holders monthly. The security holder may also receive unscheduled princi-pal payments representing prepayments of the underlying mortgage loans. When a Fund reinvests the principal and interest payments, it may receive a rate of interest which is either higher or lower than the rate on the existing mortgage.

            During periods of declining interest rates there is increased likelihood that mortgage securities may be prepaid more quickly than expected. Such prepayment would most likely be reinvested at lower rates. On the other hand, if the pass-through securities had been purchased at a discount, then such prepayment of principal may benefit the portfolio. Conversely, in a rising interest rate environment, mortgage securities may be prepaid at a rate slower than expected. In this case, the current cash flow of the bond generally decreases. A slower prepayment rate effectively length-ens the time period the security will be outstanding and may adversely affect the price and the price volatility of the securi-ty.

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                                       19

                               DODGE & COX FUNDS
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-------------------------------------------------------------------------------

            COLLATERALIZED MORTGAGE OBLIGATIONS (DODGE & COX BALANCED FUND and DODGE & COX INCOME FUND) Collateralized Mortgage Obligations
            (CMOs) are private entity or U.S. government agency-issued multi-class bonds that are collateralized by U.S. agency-guaranteed mortgage pass-through securities. The issuer typically issues sev-eral classes, or "tranches", of bonds, the debt service of which is provided by the principal and interest payments from the mort-gage pass-through securities in the trust. Each of these tranches is valued and traded separately based on its distinct cash flow characteristics. Dodge & Cox will purchase a tranche with the weighted-average life and cash flow characteristics that it believes will contribute to achieving the objectives of a Fund.

            All CMOs purchased by a Fund will be issued or guaranteed by an agency of the U.S. government or have a AA rating by either S&P or Moody's. To qualify for this rating, a CMO is structured so that even under conservative prepayment and reinvestment assumptions, the principal and interest payments from the collateral are expected to meet or exceed the cash flow obligations of all the tranches of the CMO. However, there are risks associated with CMOs which relate to the risks of the underlying mortgage pass-through securities (i.e., an increase or decrease in prepayment rates, resulting from a decrease or increase in mortgage interest rates, will affect the yield, average life and price of CMOs). In a fall-ing interest rate environment, the mortgage securities may be pre-paid faster than the assumed rate. In this scenario, the prepayments of principal will generally be reinvested at a rate which is lower than the rate that the security holder is currently receiving. Conversely, in a rising interest rate environment, the mortgage collateral may be prepaid at a rate which is slower than the assumed rate. In this case, the current cash flow of the bond generally decreases. A reduced prepayment rate effectively length-ens the time period the security will be outstanding and may ad-versely affect the price and the price volatility of the security.

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                                       20

                               DODGE & COX FUNDS
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How to      If the Fund's transfer agent, Boston Financial Data Services, Inc.
Purchase    (Boston Financial Data Services), receives your request in good
Shares      order before the close of trading on the New York Stock Exchange
            (NYSE) (generally 4 p.m. Eastern time (ET)), your transactions will be priced at that day's net asset value (NAV). If your request is received after 4 p.m., it will be priced at the next business day's NAV. The Funds are offered on a no-load basis. You do not pay sales commissions or 12b-1 marketing fees.

                                -------------------------------------------------------------
                                TO OPEN AN ACCOUNT           TO ADD TO AN ACCOUNT
---------------------------------------------------------------------------------------------
MINIMUM INVESTMENT              $2,500 (regular account);    $100
                                $1,000 (IRAs)
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
BY MAIL                         Complete and sign the        Mail your check with
Regular Mail:                   Account Application          an Invest-By-Mail form
Dodge & Cox Funds               (Adoption Agreement          detached from your
c/o Boston Financial            for an IRA).                 confirmation statement.
Data Services
P.O. Box 9051                   Call 1-800-621-3979
Boston, MA 02205-9051           or visit the Funds'
                                web site at
Express, Certified or           www.dodgeandcox.com
Registered Mail:                to receive the
Dodge & Cox Funds               appropriate forms.
c/o Boston Financial
Data Services                   Make your check payable to Dodge & Cox Funds.
66 Brooks Drive, Suite 1        All purchases must be made in U.S. dollars,
Braintree, MA 02184-3839        and checks must be drawn on U.S. banks.
---------------------------------------------------------------------------------------------

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IMPORTANT NOTE: To prevent check fraud, the Funds will not accept third party checks.
---------------------------------------------------------------------------------------------
BY TELEPHONE                    You may not use telephone    Complete "Investment/
1-800-621-3979                  transactions for initial     Redemption Options" in
Client Services                 purchases of a Fund's        the Account Application
                                shares.                      to establish the ability
Business Hours:                                              to transfer assets from
Monday-Friday                   Call Client Services         your bank account.
9 a.m.-8 p.m. ET                during business hours
                                to exchange from another     Call Client Services
                                Dodge & Cox Fund account     during business hours to
                                with the same registration   make subsequent investments
                                (name, address, taxpayer     directly from your bank
                                I.D. and account type).      account or exchange from
                                                             another Dodge & Cox Fund
                                                             account with the same
                                                             registration (name, address,
                                                             taxpayer I.D. and account type).
---------------------------------------------------------------------------------------------

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IMPORTANT NOTE: Only bank accounts held at domestic financial institutions that are Automated
Clearing House (ACH) members may be used for telephone transactions. This option will become effective approximately 15 business days after the Account Application is received by Boston
Financial Data Services. The price paid for shares of a Fund will be the next determined NAV after Boston Financial Data Services receives your investment instructions. Your order may be canceled if payment is not received by the third business day after your order is placed.
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
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                                       21

                               DODGE & COX FUNDS
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
How to                                            ------------------------------------------------------------------------
Purchase Shares                                   TO OPEN AN ACCOUNT                     TO ADD TO AN ACCOUNT
(continued)        -------------------------------------------------------------------------------------------------------
                   BY WIRE                        Call Client Services                   Call Client Services
                   Wire to:                       (1-800-621-3979) to                    (1-800-621-3979) to
                   State Street Bank              notify the Fund of                     notify the Fund of
                   and Trust Company              your wire transaction.                 your wire transaction.
                   Boston, MA
                   ABA 0110 0002 8                After making initial                   Wire transactions are not
                   Deposit DDA 9905-351-4         investments by wire, you               available for IRA accounts,
                   FFC Dodge & Cox                must promptly complete an              except for asset transfers
                   (Fund Name) Fund               Account Application and mail           and direct rollovers.
                   Fund #/ Account #              it to the Fund, c/o Boston
                   Account Registration           Financial Data Services, at
                                                  either of the addresses listed
                                                  above. No account services will
                                                  be established until the completed
                                                  Account Application has been
                                                  received by the Fund.

                                                  Wire transactions are not available
                                                  for IRA accounts, except for asset
                                                  transfers and direct rollovers.
                   -------------------------------------------------------------------------------------------------------
                   AUTOMATICALLY                  The Funds offer ways to invest automatically. Call Client Services or visit the Funds' website at www.dodgeandcox.com and request or down-
                                                  load the Account Options Form (IRA Account Options Form for IRA Accounts)
                                                  to establish this service. See Automatic Investment Plan.
                   -------------------------------------------------------------------------------------------------------
                   IMPORTANT NOTES:
                   *  If Client Services receives your call before 4 p.m. ET and the custodian receives the wired funds the same day, the Fund will credit the purchase to your account that day. If Client Services receives your call after 4 p.m. or the custodian receives the wire after 6 p.m. ET, the purchase will be credited to your account the following business day.

                   *  If you buy Fund shares through a registered broker/dealer, financial institution or investment adviser, the broker/dealer, financial institution or adviser may charge you a service fee.
                   -------------------------------------------------------------------------------------------------------

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                                      22

                               DODGE & COX FUNDS
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            ADDITIONAL INFORMATION ABOUT PURCHASES All purchases are subject to acceptance by a Fund, and the price of the shares will be the NAV which is next computed after receipt by Boston Financial Data Services, or other authorized agent or sub-agent, of the purchase in proper form (see Pricing of Shares). If your payment is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses (including a $20 fee) incurred by a Fund or Boston Financial Data Services, and a Fund can redeem shares you own in this or another identically registered Dodge & Cox Fund account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment. All purchases will be invested in full and frac-tional shares, and you will receive a confirmation statement.

            Certificates (for full shares only) are not issued unless requested by you.

            A Social Security or Taxpayer Identification Number must be sup-plied and certified on the Account Application before an account can be established. If you fail to furnish a Fund with your cor-rect Social Security or Taxpayer Identification Number, the Fund may be required to withhold federal income tax at a rate of 31% (backup withholding) from dividends, capital gain distributions and redemptions.

            The Funds and their agents reserve the right to accept initial purchases by telephone; to cancel or rescind any purchase or exchange (for example, if an account has been restricted due to excessive trading or fraud) upon notice to the shareholder within five business days of the trade; to freeze any account and tempo-rarily suspend services on the account when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; to otherwise modify the conditions of purchase and any services at any time; or to act on instructions believed to be genuine.

--------------------------------------------------------------------------------

How to You may withdraw any part of your account by selling shares. The Redeem or sale price of your shares will be the Fund's next-determined NAV Exchange after Boston Financial Data Services receives all required docu-
Shares      ments in good order.

            Good order means that the request includes:

            *   Fund name and account number.
            *   Amount of the transaction (in dollars or shares).
            * Signatures of all owners exactly as registered on the account (for written requests).
            *   Signature guarantees (if required).
            *   Any certificates you are holding for the account.
            * Corporate/Institutional accounts only: A certified corporate resolution dated within the last six months (or a certified corporate resolution and letter of indemnity) must be on file with Boston Financial Data Services.
            *   Any supporting legal documentation that may be required.

            Sale or exchange requests received after the close of trading on the NYSE (generally 4 p.m. ET) are processed at the next business day's NAV. No interest will accrue on amounts represented by uncashed redemption checks.

            The Funds reserve the right to close any non-IRA account in which the balance falls below the minimum initial investment.

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                                       23

                               DODGE & COX FUNDS
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

How to
Redeem or
Exchange                                     ------------------------------------------------------------
Shares                                       ACCOUNT TYPE
(continued)      ----------------------------------------------------------------------------------------
                 BY TELEPHONE                ALL TYPES EXCEPT IRA ACCOUNTS
                 1-800-621-3979              Call Client Services during business hours to
                 Client Services             sell or exchange shares. You can exchange shares
                                             from a Fund to open an account in another Fund or
                 Business Hours:             to add to an existing account with an identical
                 Monday-Friday               registration.
                 9 a.m.-8 p.m. ET
                                             IRA ACCOUNTS
                                             You can sell and exchange shares by calling
                                             Client Services. You must complete the
                                             "Telephone Redemption Option" on the Adoption
                                             Agreement to authorize the telephone
                                             redemption service.
                 ----------------------------------------------------------------------------------------
                 BY MAIL                     ALL TYPES EXCEPT IRA ACCOUNTS
                 Regular Mail:               Send a letter of instruction signed by all registered
                 Dodge & Cox Funds           account holders. Include the Fund name and account
                 c/o Boston Financial        number and (if you are selling) a dollar amount or
                 Data Services               number of shares OR (if you are exchanging) the name
                 P.O. Box 9051               of the Fund you want to exchange into and a dollar
                 Boston, MA 02205-9051       amount or number of shares. To exchange into an account
                                             with a different registration (including a different name,
                 Express, Certified or       address, or taxpayer identification number), you must
                 Registered Mail:            provide Boston Financial Data Services with written
                 Dodge & Cox Funds           instructions that include the guaranteed signatures of
                 c/o Boston Financial        all current account owners. See Signature Guarantees and
                 Data Services               Change in Account Registration and Transfer of Shares.
                 66 Brooks Drive, Suite 1
                 Braintree, MA 02184-3839    IRA ACCOUNTS
                                             To make a distribution from your IRA, call Client Services or visit the Funds' website at www.dodgeandcox.com and
                                             request or download an IRA Distribution Form.
                 ----------------------------------------------------------------------------------------
                 AUTOMATICALLY               The Funds offer ways to sell shares automatically. Call
                                             Client Services or visit the Funds' website at
                                             www.dodgeandcox.com and request or download the Account
                                             Options Form (or IRA Distribution Form for IRA accounts) to establish this service. See Systematic Withdrawal Plan.
                 ----------------------------------------------------------------------------------------

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                                       24

                               DODGE & COX FUNDS
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            REDEMPTION PAYMENTS MAY BE MADE BY CHECK, WIRE OR ACH

            BY CHECK Checks will be made payable to you and will be sent to your address of record. If the proceeds of the redemption are requested to be sent to other than the address of record or if the address of record has been changed within 30 days of the redemp-tion request, the request must be in writing with your signa-ture(s) guaranteed.

            BY WIRE The Fund will wire redemption proceeds only to the bank account designated on the Account Application or in written instructions--with signature guarantee--received with the redemp-tion order.

            BY ACH Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the Account Application. There is a $100 minimum per ACH transfer. ACH transfers for IRA accounts are only available for Systematic Withdrawal Plans.

            SIGNATURE GUARANTEES You may need to have your signature guaran-teed in certain situations, such as:

            * Written requests to wire redemption proceeds (if not previously authorized on the Account Application).
            * Sending redemption proceeds to any person, address or bank account not on record.
            * Transferring redemption proceeds to a Dodge & Cox Fund account with a different registration (name/ownership) from yours.
            *   Establishing certain services after the account is opened.

            You can obtain a signature guarantee from most banks, savings institutions, broker-dealers and other guarantors acceptable to the Funds. A Fund cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

            REDEMPTIONS-IN-KIND The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's NAV (redemption-in-kind). If pay-ment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Funds have elected, however, to be governed by Rule 18f-1 under the Invest-ment Company Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

            IRA ACCOUNTS Redemption requests for IRA accounts must include instructions regarding federal income tax withholding. Unless you have elected otherwise, your redemptions will be subject to income tax withholding. State withholding may also apply.

            ADDITIONAL INFORMATION ABOUT REDEMPTIONS Under certain circum-stances, Boston Financial Data Services may require additional documents, including stock powers with signatures guaranteed, trust instruments, death certificates, appointments as executor and certificates of corporate authority. If certificates have been issued for any of the shares to be redeemed, such certificates must be endorsed with signatures guaranteed and delivered to Bos-ton Financial Data Services. For any questions regarding documen-tation or signature requirements for trusts, estates, corporations, etc., please call Client Services (1-800-621-3979).

            The redemption price will be the NAV which is next computed after receipt of a redemption request in good order (see Pricing of Shares) by Boston Financial Data Services or other authorized agent or sub-agent. The redemption price may be more or less than your cost, depending upon the market value of a Fund's investments at the time of redemption. Redemption payments are made as soon as practicable, generally within two business days, but no later than the seventh day after the effective date for redemption, or within such shorter period as may legally be

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                                       25
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                               DODGE & COX FUNDS
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            required. If shares are redeemed within two weeks of purchase, a
            Fund may delay payment of the redemption proceeds until your pur-chase check or ACH purchase has cleared, which may take up to 15 days. There is no such delay when shares being redeemed were purchased by wiring Federal funds. The Funds may suspend your redemption right or postpone payment at times when the NYSE is closed or under any emergency circumstances as determined by the SEC. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest your redemption proceeds in your account at the then current NAV.

--------------------------------------------------------------------------------

General     EXCHANGING SHARES An exchange is treated as a redemption and a
Transaction purchase; and, therefore, you may realize a taxable gain or loss. Information You should read the current prospectus of the Fund into which the exchange is being made.

            There is a $1,000 minimum for all exchanges. If a new account is being opened by exchange, the minimum investment requirements must be met. After the exchange, the account from which the exchange is made must have a remaining balance of at least $2,500 ($1,000 for an IRA account) in order to remain open. The Funds reserve the right to terminate or materially modify the exchange privilege upon 60 days advance notice to shareholders.

            TELEPHONE TRANSACTIONS By using telephone purchase, redemption and/or exchange options, you agree to hold the Trust, Dodge & Cox, Boston Financial Data Services and each of their respective direc-tors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to decline these options in the Account Application or by writing Boston Financial Data Services. (You may also reinstate them at any time by writing Boston Financial Data Services.) If a Fund does not employ reason-able procedures to confirm that the instructions received from any person with appropriate account information are genuine, the Fund may be liable for losses due to unauthorized or fraudulent instructions. If you are unable to reach a Fund by telephone because of technical difficulties, market conditions, or a natural disaster, you should make purchase, redemption and exchange requests by regular or express mail. If an account has multiple owners, a Fund may rely on the instructions of any one account owner. You should note that purchase and sales orders will not be canceled or modified once received in good order.

            Purchases and sales should be made for long-term investment pur-poses only. Because excessive trading may be disadvantageous to a Fund, each Fund reserves the right to limit purchase and sale transactions, including exchanges, when a pattern of frequent trading appears evident.

            TRANSACTIONS THROUGH PROCESSING ORGANIZATIONS You may purchase or sell Fund shares through a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans (Processing Organization). Processing Organizations may charge you a fee for this service and may require different mini-mum initial and subsequent investments than the Funds. Processing Organizations may also impose other charges or restrictions dif-ferent from those applicable to shareholders who invest in the Funds directly. A Processing Organization, rather than its custom-ers, may be the shareholder of record of your shares. The Funds are not responsible for the failure of any Processing Organization to carry out its obligations to its customers. Certain Processing Organizations may receive compensation from Dodge & Cox for share-holder recordkeeping and similar services.

--------------------------------------------------------------------------------
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                                        26

                               DODGE & COX FUNDS
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            CHANGE IN ACCOUNT REGISTRATION AND TRANSFER OF SHARES Changes in
            account registrations, such as changing the name(s) on your account, or transferring shares to another person or legal entity must be submitted in writing and require a signature guarantee. Please call Client Services (1-800-621-3979) or visit the Funds' web site at www.dodgeandcox.com and request or download the Change of Registration Form or the Gift or Transfer of Assets Form to affect this change.

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Pricing of  The share price (net asset value per share or NAV) for a Fund is
Shares calculated at 4 p.m. ET each day the NYSE is open for business. To calculate the NAV, a Fund's assets are valued and totaled, liabil-ities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

            If a Fund, or its authorized agent or sub-agent receives your request in good order by 4 p.m. ET, your transactions will be priced at that day's NAV. If your request is received after 4 p.m., it will be priced at the next business day's NAV.

            A Fund cannot accept orders that request a particular day or price for your transaction or any other special conditions. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4 p.m. ET.

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Income      Dividend and capital gain distributions are reinvested in addi-
Dividends   tional Fund shares in your account unless you select another
and         option on your Account Application. The advantage of reinvesting
Capital     distributions arises from compounding; that is, you receive income
Gain Dis-   dividends and capital gain distributions on an increasing number tributions  of shares.

            -------------------------------------------------------------------
             IMPORTANT TAX NOTE: The Funds' distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal and state income tax.
            -------------------------------------------------------------------

            Distributions not reinvested are paid by check or transmitted to your bank account via electronic transfer using the ACH network. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the Funds reserve the right to reinvest your distribution check in your account at your Fund's then current NAV and to reinvest all subsequent distributions in shares of the Fund.

            INCOME DIVIDENDS Dodge & Cox Stock, Balanced and Income Funds declare and pay dividends (if any) quarterly in March, June, September and December. Dodge & Cox International Stock Fund declares and pays dividends (if any) annually in December.

            CAPITAL GAIN DISTRIBUTIONS A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is usually declared and paid in March.

            -------------------------------------------------------------------
             BUYING A DISTRIBUTION: Unless you are investing through a tax-deferred retirement account (such as an IRA or 401(k) plan), it may not be to your advantage to buy shares of a Fund shortly before the Fund makes a distribution. This is known as "buying a distribution." Buying a distribution can cost you money in taxes as you will receive, in the form of a taxable distribution, a portion of the money you just invested. To avoid buying a distribution, check the Fund's distribution schedule (which can be found at www.dodgeandcox.com or by calling 1-800-621-3979) before you invest.
            -------------------------------------------------------------------

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                                        27

                               DODGE & COX FUNDS
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            In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you during the previous year. This information will also be reported to the IRS.

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Performance A Fund may include figures indicating its total return and/or
Information yield in advertisements or reports to shareholders or prospective investors and, as appropriate, performance information for a Fund may be compared, in reports and promotional literature to: (i) the Standard & Poor's(R) 500 Index, MSCI(R) Indices, the Lehman Brothers(R) Aggregate Bond Index, or various other unmanaged indi-ces of the performance of various types of investments, so that investors may compare a Fund's results with those of indices widely regarded by investors as representative of the security markets in general, and (ii) the performance of other mutual funds. Unmanaged indices may assume the reinvestment of income distributions, but generally do not reflect deductions for admin-istrative and management costs and expenses.

            Performance information for a Fund reflects only the performance of hypothetical investments in the Fund during the particular time periods on which the calculations are based. Such information should not be considered as representative of the performance of a Fund in the future because, unlike some bank deposits or other investments which pay a fixed yield for a stated period of time for a fixed principal amount, the performance of a Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in a Fund's expenses and in the asset size of the Fund. Performance information should be con-sidered in light of a Fund's investment objectives and policies, the types and quality of a Fund's portfolio investments, market conditions during the particular time period and operating expenses. For a description of the methods used to determine a Fund's total return and yield, see Performance Information in the SAI. Further information about Fund performance is contained in each Fund's Annual Report which may be obtained without charge from the Fund.

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Fund        FUND ORGANIZATION AND VOTING RIGHTS The Trust, organized as a Del-
Organiza-   aware business trust in 1998, has four classes of beneficial
tion and    shares and each share evidences an equal beneficial ownership in a
Management  Fund. Three series of the Trust are successors to Dodge & Cox
            Stock Fund established in 1965, Dodge & Cox Balanced Fund estab-lished in 1931 and Dodge & Cox Income Fund established in 1989.
            Dodge & Cox International Stock Fund was established in 2001.

            INVESTMENT MANAGER Dodge & Cox, a California corporation, has served as investment manager to the Funds and their predecessors since inception. Dodge & Cox is one of the oldest professional investment management firms in the United States, having acted continuously as investment managers since 1930. The Funds' invest-ments are managed by Dodge & Cox's Investment Policy Committee (the Fixed-Income Strategy Committee for fixed-income securities and the International Investment Policy Committee for the Interna-tional Stock Fund), and no one person is primarily responsible for making investment recommendations to the Committees. Dodge & Cox is located at One Sansome Street, 35th Floor, San Francisco, Cali-fornia 94104-4443.

            Dodge & Cox's activities are devoted to investment research and the supervision of investment accounts for individuals and insti-tutions. Dodge & Cox Balanced Fund and Dodge & Cox Stock Fund each pay Dodge & Cox a management fee which is payable monthly at the annual rate of 0.50% of the average daily net asset value of the Fund. Dodge & Cox International Stock Fund pays Dodge & Cox a

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                                       28
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                               DODGE & COX FUNDS
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            management fee which is payable at the annual rate of 0.60% of the average daily net asset value of the Fund. Dodge & Cox Income Fund pays Dodge & Cox a management fee which is payable monthly at the annual rate of 0.50% of the average daily net asset value of the Fund up to $100 million and 0.40% of the average daily net asset value of the Fund in excess of $100 million.

            The investment management agreements with Dodge & Cox Income Fund and Dodge & Cox Stock Fund provide that Dodge & Cox will waive its fee for any calendar year to the extent that such fee plus all other ordinary operating expenses paid by the Fund exceed 1% and 0.75%, respectively, of the average daily net asset value of the Fund. No waiver of management fee was required for 2000 under the agreements.

            Dodge & Cox has contractually undertaken to reimburse a portion of Dodge & Cox International Stock Fund's expenses or to waive a portion of its management fee to the extent that the Fund's total expenses would otherwise exceed 0.90% of its average daily net assets. This contractual undertaking expires on December 31, 2002.

            CODE OF ETHICS Dodge & Cox has adopted a Code of Ethics that restricts personal investing practices by its employees. Employees with access to information (access persons) about the purchase or sale of securities in a Fund's portfolio may engage in personal securities transactions. However, the Code of Ethics requires, among other provisions, that access persons obtain approval before executing certain personal trades. The Code of Ethics is designed to ensure that the interests of the Funds' shareholders come before the interests of the people who manage the Funds. The Code of Ethics is on file with the SEC.

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Portfolio   Orders for a Fund's portfolio securities transactions are placed
Trans-      by Dodge & Cox, which seeks to obtain the best available prices,
actions     taking into account the costs and quality of executions. In the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where it appears better prices and executions are available elsewhere.

            Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have provided investment research, statistical and other related services for the benefit of a Fund and/or accounts over which Dodge & Cox exercises investment and brokerage discretion.

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Expenses    In addition to Dodge & Cox's management fee, each Fund pays other direct expenses, including custodian, transfer agent, legal, accounting and audit fees; costs of preparing and printing pro-spectuses and reports sent to shareholders; registration fees and expenses; proxy and shareholder meeting expenses (if any); and trustees fees and expenses. In 2000, the ratios of total operating expenses to average net assets of Dodge & Cox Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund were 0.54%, 0.53% and 0.46%, respectively. Dodge & Cox furnishes personnel and other facilities necessary for the operation of the Funds for which it receives no additional compensation.

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                                       29
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                               DODGE & COX FUNDS
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Federal     The following information is meant as a general summary for U.S.
Income      taxpayers. Please see the SAI for additional information. You
Taxes       should consult your own tax adviser for advice about the particu-
            lar federal, state and local or foreign tax consequences to you of investing in a Fund.

            Each Fund will distribute substantially all of its income and gains to its shareholders every year.

            You will generally be taxed on dividends you receive from a Fund, regardless of whether they are paid to you in cash or reinvested in additional Fund shares. If the Fund designates a dividend as a capital gain distribution, you will pay tax on that dividend at the long-term capital gains tax rate, no matter how long you held your Fund shares.

            If you hold your Fund shares in a tax-deferred retirement account, such as an IRA, you generally will not have to pay tax on divi-dends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

            You will generally have a capital gain or loss if you dispose of your Fund shares by redemption, exchange or sale. The amount of the gain or loss and the rate of tax will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them.

            Each relevant Fund will send you a tax report each year. The report will tell you which dividends and redemptions must be treated as taxable ordinary income and which are short-term or long-term capital gain.

            Part of Dodge & Cox Stock, International Stock and Balanced Funds' ordinary dividends may be eligible for the 70% deduction for dividends received by corporations. Any foreign taxes paid by the Dodge & Cox International Stock Fund on its investments may be passed through to you as a foreign tax credit assuming the Dodge & Cox International Stock Fund satisfies certain requirements. State taxation of distributions to shareholders varies from state to state.

-------------------------------------------------------------------------------

Custodian   State Street Bank and Trust Company, P.O. Box 9051, Boston,
and         MA 02205-9051 (1-800-621-3979), acts as custodian of all cash
Transfer    and securities of the Funds and receives and disburses cash and
Agent       securities for the account of the Funds. Boston Financial Data
            Services, P.O. Box 9051, Boston, MA 02205-9051 (1-800-621-3979),
            acts as transfer and dividend disbursing agent for the Funds.

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                                       30

                               DODGE & COX FUNDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investment        --------------------------------------------------------------
Information and    STATEMENTS AND REPORTS As a shareholder of the Fund you will
Shareholder        receive the following statements and reports:
Services          --------------------------------------------------------------
                   CONFIRMATION STATEMENT        Sent each time you buy, sell or
                                                 exchange shares; confirms the
                                                 trade date and the amount of
                                                 your transaction. Purchases
                                                 through the Automatic
                                                 Investment Plan will be
                                                 confirmed at least quarterly,
                                                 unless otherwise requested.
                  --------------------------------------------------------------
                   ACCOUNT STATEMENT             Mailed quarterly; shows the
                                                 market value of your account at
                                                 the close of the statement
                                                 period, as well as
                                                 distributions, purchases,
                                                 sales, and exchanges for the
                                                 current calendar year.
                  --------------------------------------------------------------
                   FUND FINANCIAL REPORTS        Mailed in February, May, August
                                                 and November.
                  --------------------------------------------------------------
                   TAX STATEMENTS                Mailed in January; reports
                                                 previous year's dividend
                                                 distributions, proceeds from
                                                 the sale of shares, and
                                                 distributions from IRAs.
                  --------------------------------------------------------------
                   AVERAGE COST STATEMENT        Mailed annually in January for
                                                 most taxable accounts for which
                                                 shares were redeemed in the
                                                 previous year; shows the
                                                 average cost of shares that you
                                                 redeemed during the calendar
                                                 year, using the average cost
                                                 single category method.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

            HOUSEHOLD MAILINGS To reduce Fund expenses, the Funds attempt to identify related shareholders within a household and send only one copy of a shareholder report or prospectus.

            Call 1-800-621-3979 or visit the Funds' web site at www.dodgeandcox.com if you would like an additional free copy of a Fund's report or prospectus.

            The Funds offer you the following services: (Please call Client Services at 1-800-621-3979, write or visit the Funds' web site at www.dodgeandcox.com for forms and additional information.)

            AUTOMATED TELEPHONE SERVICES 24-hour service, seven days a week, via toll-free access to Fund and account information. The system provides total returns, share prices and price changes for the Funds and gives you account balances and history (e.g., last transaction, latest dividend distribution).

            COMPUTER ACCESS Information on the Funds is available via personal computer on the Funds' web site at www.dodgeandcox.com.

            On the site you can:
            . View your account balances and recent transactions
            . Learn more about Dodge & Cox's approach to investing
            . Review the objectives, strategies, characteristics and risks of the Funds
            . Review the Funds' daily prices and performance
            . Download or order the Funds' prospectus and Account Application, shareholder reports, IRA plans and other forms.

            AUTOMATIC INVESTMENT PLAN You may make regular monthly or quarterly investments of $100 or more through automatic deductions from your bank account.

            SYSTEMATIC WITHDRAWAL PLAN If you own $10,000 or more of a Fund's shares, you may receive regular monthly or quarterly payments of $50 or more. Shares will be redeemed automatically at NAV to make the withdrawal payments.

            REINVESTMENT PLAN You may direct that dividend and capital gain distributions be reinvested in additional Fund shares.

            INDIVIDUAL RETIREMENT ACCOUNT (IRA) If you have earned income or are entitled to certain distributions from eligible retirement plans, you may make or authorize contributions to your own Individual Retirement Account. The Funds have Traditional IRA and Roth IRA Plans available for shareholders of the Funds.

            -------------------------------------------------------------------
             IMPORTANT NOTE: The services described may not be available through some retirement plans or accounts held by investment dealers. If you are investing in such a manner, you should con-tact your plan administrator/trustee, financial institution or dealer about what services are available and with questions about your account.
            -------------------------------------------------------------------

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-------------------------------------------------------------------------------
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                                       32

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Financial Highlights
-------------------------------------------------------------------------------

            The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. Since Dodge & Cox International Stock Fund did not begin operations until April 30, 2001, no financial highlights are presented. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (before taxes, and assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

         Dodge & Cox Stock Fund
         ----------------------------------------------------------------------
         Year Ended December 31,      2000     1999     1998     1997     1996
         ----------------------------------------------------------------------
         Net asset value,
          beginning of year        $100.52  $ 90.70   $94.57   $79.81   $67.83
         Income from investment
          operations:
          Net investment income       2.06     1.49     1.57     1.48     1.28
          Net realized and
           unrealized gain           13.28    16.51     3.54    20.86    13.67
                                   -------------------------------------------
          Total from investment
           operations                15.34    18.00     5.11    22.34    14.95
                                   -------------------------------------------
         Distributions to
          shareholders from:
          Net investment income      (2.09)   (1.48)   (1.56)   (1.49)   (1.29)
          Net realized gain         (17.10)   (6.70)   (7.42)   (6.09)   (1.68)
                                   -------------------------------------------
          Total distributions       (19.19)   (8.18)   (8.98)   (7.58)   (2.97)
                                   -------------------------------------------
         Net asset value, end of
          year                     $ 96.67  $100.52   $90.70   $94.57   $79.81
                                   ===========================================
         Total return               16.30%   20.20%    5.39%   28.41%   22.26%

         Ratios/supplemental
          data:
          Net assets, end of year
           (millions)               $5,728   $4,625   $4,355   $4,087   $2,252
          Ratio of expenses to
           average net assets         .54%     .55%     .57%     .57%     .59%
          Ratio of net investment
           income to
           average net assets        2.13%    1.46%    1.63%    1.67%    1.79%
          Portfolio turnover rate      32%      18%      19%      19%      10%

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-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

         Dodge & Cox Balanced Fund
         ---------------------------------------------------------------------
         Year Ended December 31,       2000     1999     1998    1997    1996
         ---------------------------------------------------------------------
         Net asset value, beginning
          of year                    $65.71   $65.22   $66.78  $59.82  $54.60
         Income from investment
          operations:
          Net investment income        2.45     2.24     2.24    2.21    1.98
          Net realized and
           unrealized gain             6.95     5.45     2.17   10.24    5.92
                                     ----------------------------------------
          Total from investment
           operations                  9.40     7.69     4.41   12.45    7.90
                                     ----------------------------------------
         Distributions to
          shareholders from:
          Net investment income       (2.47)   (2.22)   (2.23)  (2.22)  (1.99)
          Net realized gain           (9.22)   (4.98)   (3.74)  (3.27)   (.69)
                                     ----------------------------------------
          Total distributions        (11.69)   (7.20)   (5.97)  (5.49)  (2.68)
                                     ----------------------------------------
         Net asset value, end of
          year                       $63.42   $65.71   $65.22  $66.78  $59.82
                                     ========================================
         Total return                15.13%   12.06%    6.70%  21.21%  14.75%

         Ratios/supplemental data:
          Net assets, end of year
           (millions)                $4,909   $5,138   $5,693  $5,077  $3,630
          Ratio of expenses to
           average net assets          .53%     .53%     .54%    .55%    .56%
          Ratio of net investment
           income to
           average net assets         3.70%    3.18%    3.29%   3.39%   3.60%
          Portfolio turnover rate       23%      17%      26%     32%     17%

         Dodge & Cox Income Fund
         ---------------------------------------------------------------------
         Year Ended December 31,       2000     1999     1998    1997    1996
         ---------------------------------------------------------------------
         Net asset value, beginning
          of year                    $11.40   $12.25   $12.08  $11.68  $12.02
         Income from investment
          operations:
          Net investment income         .77      .72      .72     .73     .74
          Net realized and
           unrealized gain (loss)       .41     (.82)     .23     .40    (.34)
                                     ----------------------------------------
          Total from investment
           operations                  1.18     (.10)     .95    1.13     .40
                                     ----------------------------------------
         Distributions to
          shareholders from:
          Net investment income        (.78)    (.71)    (.72)   (.73)   (.74)
          Net realized gain               -     (.04)    (.06)      -       -
                                     ----------------------------------------
          Total distributions          (.78)    (.75)    (.78)   (.73)   (.74)
                                     ----------------------------------------
         Net asset value, end of
          year                       $11.80   $11.40   $12.25  $12.08  $11.68
                                     ========================================
         Total return                10.70%  (0.81)%    8.08%  10.00%   3.62%

         Ratios/supplemental data:
          Net assets, end of year
           (millions)                $1,021     $974     $952    $705    $533
          Ratio of expenses to
           average net assets          .46%     .46%     .47%    .49%    .50%
          Ratio of net investment
           income to
           average net assets         6.67%    6.10%    6.00%   6.32%   6.65%
          Portfolio turnover rate       34%      24%      35%     28%     37%

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-------------------------------------------------------------------------------
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                                       34

                               DODGE & COX FUNDS
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Officers    Harry R. Hagey, Chairman & Trustee
and         Chairman & CEO, Dodge & Cox
Trustees
            John A. Gunn, President & Trustee
            President, Dodge & Cox

            A. Horton Shapiro, Executive Vice President & Trustee
            Senior Vice President, Dodge & Cox

            Katherine Herrick Drake, Vice President & Trustee
            Vice President, Dodge & Cox

            Dana M. Emery, Vice President & Trustee
            Senior Vice President, Dodge & Cox

            Kenneth E. Olivier, Vice President & Trustee
            Senior Vice President, Dodge & Cox

            L. Dale Crandall, Trustee
            President, Kaiser Foundation Health Plan and Hospitals

            Max Gutierrez, Jr., Trustee
            Partner, Brobeck, Phleger & Harrison, Attorneys

            Will C. Wood, Trustee
            Principal, Kentwood Associates, Financial Advisers

            John M. Loll, Treasurer & Asst. Secretary
            Vice President & Treasurer, Dodge & Cox

            Thomas M. Mistele, Secretary & Asst. Treasurer
            Vice President, Secretary & General Counsel, Dodge & Cox

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                               DODGE & COX FUNDS

                             Dodge & Cox Stock Fund
                      Dodge & Cox International Stock Fund
                           Dodge & Cox Balanced Fund
                            Dodge & Cox Income Fund
                    c/o Boston Financial Data Services Inc.
                                 P.O. Box 9051
                       Boston, Massachusetts  02205-9051
                                 (800) 621-3979
                              www.dodgeandcox.com

                      STATEMENT OF ADDITIONAL INFORMATION
                               Dated May 1, 2001

     This Statement of Additional Information (SAI) pertains to the Dodge & Cox Funds (Trust), a family of four no-load mutual funds, Dodge & Cox Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund (Funds). Each Fund is a series of the Trust.

     This SAI is not the Funds' Prospectus, but provides additional information which should be read in conjunction with the Prospectus dated May 1, 2001, which is incorporated by reference into this SAI. The Funds' Prospectus and most recent annual financial statements may be obtained from the Funds at no charge by writing, visiting our web site, or contacting the Funds at the address, web site, or telephone number shown above. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus.

                        ------------------------------

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
     CLASSIFICATION, INVESTMENT RESTRICTIONS,
     INVESTMENT STRATEGIES AND RISKS......................................     1
       Classification.....................................................     1
       Investment Restrictions............................................     1
       Investment Strategies..............................................     3
       Characteristics and Risks of Securities and Investment Techniques..     6
     MANAGEMENT OF THE FUND...............................................    16
       Officers and Trustees..............................................    16
       Investment Manager.................................................    20
       Other Service Providers............................................    21
     BROKERAGE ALLOCATION AND OTHER PRACTICES.............................    21
     CAPITAL STOCK........................................................    24
     PURCHASE, REDEMPTION AND PRICING OF SHARES...........................    24
     TAXATION OF THE FUND.................................................    26
     PRINCIPAL UNDERWRITER................................................    29
     PERFORMANCE INFORMATION..............................................    29
     FINANCIAL STATEMENTS.................................................    31
     APPENDIX:  RATINGS...................................................    32

                        ------------------------------

CLASSIFICATION, INVESTMENT RESTRICTIONS, INVESTMENT STRATEGIES AND RISKS
------------------------------------------------------------------------

Classification

     The Funds are open-end management investment companies. The Investment Company Act of 1940, as amended (1940 Act) classifies investment companies as either diversified or nondiversified, and each of the Funds is deemed to be a diversified fund.


Investment Restrictions

     Each Fund has adopted the following restrictions. These restrictions, as well as a Fund's investment objectives, cannot be changed without the approval of the holders of a majority of a Fund's outstanding shares. The 1940 Act defines a majority as the lesser of (1) 67% or more of the voting shares present at a meeting if the holders of more than 50% of the outstanding voting shares are present or represented by proxy, or (2) more than 50% of the outstanding voting shares of a Fund. As applicable, each Fund may not:


     Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, Dodge & Cox
     ---------------------------------------------------------------
     International Stock Fund and Dodge & Cox Stock Fund
     ---------------------------------------------------

     1. Invest more than 5% of the value of its total assets in the securities of any one issuer, except the obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or issues backed or collateralized by such obligations, nor acquire more than 10% of the voting securities of any one issuer.

     2. Invest in any company for the purpose of exercising control or management.

     3. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

     4.   Purchase securities on margin or sell short.

     5. Invest in a security if, as a result of such investment, more than 25% of its total assets would be invested in the securities of issuers in any particular industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

     6. Purchase any security if as a result a Fund would then have more than 15% (10% for the Dodge & Cox Income Fund) of its total assets invested in securities which are illiquid, including repurchase agreements not maturing in seven days or less and securities restricted as to disposition under Federal securities laws.

     7. Purchase interests in oil, gas and mineral leases or other mineral exploration or development programs, although a Fund may invest in stocks or debt instruments of companies which invest in or sponsor such programs.

     8. Purchase or sell commodities, commodity contracts or real estate (although a Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein).

     Dodge & Cox Balanced Fund, Dodge & Cox International Stock Fund and
     -------------------------------------------------------------------
     Dodge & Cox Stock Fund
     ----------------------

     9.   Issue senior securities.

    10. Borrow money except as a temporary measure for extraordinary or emergency purposes and not for the purchase of investment securities and then only from banks. The amount borrowed shall not exceed 10% of the Fund's total assets at cost or 5% of the value of total assets, whichever is less, provided that such borrowings shall have an asset coverage of 300%.

    11. Make loans to other persons except this shall not exclude the purchase of publicly issued debt securities of a type purchased by institutional investors. Although there is no present intention of doing so in the foreseeable future, the Dodge & Cox International Stock Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 20% of its total assets. Such loans will only be made upon approval of, and subject to any conditions imposed by, the Fund's Board of Trustees.


     Dodge & Cox Income Fund
     -----------------------

    12. Issue senior securities, as defined in the 1940 Act, or mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowing, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's total assets, taken at the lesser of cost or market value.

    13. Borrow money, except the Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes. Such temporary borrowing may not exceed 5% of the value of the Fund's total assets at the time the loan is made. The Fund may pledge up to 10% of the lesser of the cost or market value of its total assets to secure temporary borrowings. The Fund will not borrow for investment purposes. Immediately after any borrowing, the Fund will maintain an asset coverage of not less than 300% with respect to all borrowings.

    14. Make loans of money, except by the purchase of debt securities or by entering into repurchase agreements, as permitted by the Fund's other investment policies and restrictions. Although there is no present intention of doing so in the foreseeable future, the Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 20% of its total assets. Such loans will only be made upon approval of, and subject to any conditions imposed by, the Fund's Board of Trustees.

    15.   Write put or call options.

     Whenever any investment policy or investment restriction states a maximum percentage of a Fund's assets which may be invested in any security or other instrument, it is intended that such maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or instrument. Industries are determined by reference to the classifications of industries set forth in a Fund's semi-annual and annual report.

Investment Strategies

     Dodge & Cox Stock Fund
     ----------------------

     The Fund's primary objective is to provide shareholders with an opportunity for long-term growth of principal and income. A secondary objective is to achieve a reasonable current income. These objectives may not be changed without shareholder approval. Investors should recognize that the market risks inherent in investment cannot be avoided, nor is there any assurance that the Fund will achieve its investment objectives.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks. The Fund may also purchase other types of securities, for example, preferred stocks and debt securities which are convertible into common stock (or which in the opinion of the Fund's investment manager, Dodge & Cox, have predominantly common stock investment characteristics). The Fund may invest up to 20% of its total assets in U.S. dollar-denominated securities of foreign issuers (such as ADRs).

     Moderate reserves in cash or fixed-income securities may be held from time to time as Dodge & Cox may deem advisable. Nevertheless, the long-term emphasis shall be the maintaining of a fully invested equity fund.

     Securities selected for the Fund will be predominantly those which, in the view of Dodge & Cox, have positive prospects for long-term growth of principal and income not reflected in the current price. Prospective earnings, cash flow and dividends are considered in making these stock selections. Individual securities are selected with an emphasis on financial strength and sound economic condition. The Fund's policies as described above may be changed without shareholder approval; however, these policies will not be changed without 60 days prior notice to shareholders.

     In an attempt to reduce unforeseen risks in single securities, the Fund seeks to provide investment diversification. To that end, the Fund will not concentrate its investments in any particular industry or group of industries, but will diversify investments among different industries as well as among individual companies. The amount invested in any particular industry will vary from time to time in accordance with the judgment of Dodge & Cox.

     Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. During rapidly changing economic, market and political conditions, portfolio turnover may be higher than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of capital gains and losses.

     It is the general practice of the Fund to invest in securities with ready markets, mainly issues listed on national securities exchanges.

     The Fund has no present intention of making investments in securities which are restricted as to resale under federal securities laws. The Fund does not write put and call options and has no present intention of writing such options.

     Dodge & Cox International Stock Fund
     ------------------------------------

     The Fund's primary objective is to provide shareholders with an opportunity for long-term growth of principal and income. This objective may not be changed without shareholder approval. Investors should recognize that market risks inherent in investment cannot be avoided, nor is there any assurance that the Fund's investment objective will be achieved.

     The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities issued by non-U.S. companies from at least three different countries, including emerging markets. The Fund focuses on countries whose economic and political systems appear more stable and are believed to provide some protection to foreign shareholders. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks, preferred stocks, securities convertible into common stocks and securities that carry the right to buy common stocks. The Fund also invests in American, European and Global Depositary Receipts.

     Moderate reserves in cash or short-term fixed-income securities may be held from time to time as Dodge & Cox may deem advisable. Nevertheless, the long-term emphasis shall be the maintaining of a fully invested equity fund.

     Securities selected for the Fund will be predominantly those which in the view of Dodge & Cox have positive prospects for long-term growth of principal and income not reflected in the current price. Prospective earnings, cash flow and dividends are considered in making these stock selections. Individual securities are selected with an emphasis on financial strength and sound economic condition. The Fund's policies as described above may be changed without shareholder approval; however, these policies will not be changed without 60 days prior notice to shareholders.

     In an attempt to minimize unforeseen risks in single securities, the Fund seeks to provide investment diversification. Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. However, during rapidly changing economic, market and political conditions, portfolio turnover may be higher than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of capital gains and losses. It is the general practice of the Fund to invest in foreign securities with ready markets, mainly issues listed on national securities exchanges.


     Dodge & Cox Balanced Fund
     -------------------------

     The Fund's objectives are to provide shareholders with regular income, conservation of principal and an opportunity for long-term growth of principal and income. These objectives may not be changed without shareholder approval. Investors should recognize that market risks inherent in investment cannot be avoided, nor is there any assurance that the Fund will achieve its investment objectives. Reasonable appreciation in favorable periods and conservation of principal in adverse times are objectives that require flexibility in managing the assets of the Fund under constantly changing investment conditions.

     Therefore, the proportions held in common and preferred stocks and fixed-income securities are revised by the Fund's manager, Dodge & Cox, when considered advisable in light of Dodge & Cox's appraisal of business and investment prospects. Under normal circumstances, the Fund seeks to maintain no more than 75% of its total assets in common stocks and that portion of the value of convertible securities attributable to the conversion right.

     Fixed-income securities are held for their relative stability of principal and income, as well as for a reserve which can be used to take advantage of investment opportunities. The Fund may invest up to 20% of its total assets in U.S. dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and Yankee bonds). Moderate reserves in cash or short-term fixed-income securities may be held from time to time as Dodge & Cox may deem advisable.

     It is the Fund's policy to invest in investment-grade bonds rated Baa or higher by Moody's Investors Service (Moody's) or BBB or higher by Standard & Poor's Ratings Group (S&P). Securities rated Baa or BBB have speculative characteristics. Securities that are downgraded below Baa or BBB subsequent to purchase may continue to be held by the Fund, if Dodge & Cox believes it advantageous to do so. Unrated debt securities may be purchased if they are, in the opinion of Dodge & Cox, of equivalent quality to bonds rated at least A by Moody's and S&P. An explanation of the Moody's and S&P ratings groups is included in the Appendix.

     The Fund will maintain a substantial position in common stocks which, in the view of Dodge & Cox, have positive prospects for long-term growth of principal and income not reflected in the current price. Prospective earnings, cash flow and dividends are considered in making these stock selections. The level of security prices and the trend of business activity are given weight in determining the total investment position of the Fund in equities at any time. Individual securities are selected with an emphasis on financial strength and a sound economic condition. The Fund's investment policies as set forth above may be changed without shareholder approval; however, these policies will not be changed without 60 days prior notice to shareholders.

     The proportions held in the various fixed-income securities will be revised as appropriate in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In making investment decisions, Dodge & Cox will take many factors into consideration including yield to maturity, quality, liquidity, current yield and capital appreciation potential.

     In an attempt to reduce unforeseen risks in single securities, the Fund seeks to achieve investment diversification. The Fund does not concentrate its investments in any particular industry or group of industries but seeks instead to diversify investments among different industries as well as among individual companies. The amount invested in any particular industry will vary from time to time in accordance with the judgment of Dodge & Cox.

     Although there is no restriction on the number of changes in security holdings, purchases are made with a view to long-term holding and not for short-term trading purposes. During rapidly changing economic, market and political conditions, portfolio turnover may be higher than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of capital gains and losses.

     It is the general practice of the Fund to invest in equity securities listed on national securities exchanges and securities with ready markets. The Fund does not write put and call options and has no present intention of writing such options.

     Dodge & Cox Income Fund
     -----------------------

     The Fund's primary objective is to provide shareholders with a high and stable rate of current income consistent with long-term preservation of capital. A secondary objective is to take advantage of opportunities to realize capital appreciation. These objectives may not be changed without shareholder approval. It should be recognized that market risks inherent in investment cannot be avoided nor is there any assurance that the Fund will achieve its investment objectives.

     The Fund seeks to achieve these objectives by investing in a diversified portfolio of fixed-income securities. Under normal circumstances, the Fund will invest at least 80% of its net assets in the following: (1) debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;
(2) investment-grade debt securities rated Baa or higher by Moody's or BBB or higher by S&P, including U.S. dollar-denominated foreign issues and supranational agencies; (3) unrated securities if deemed to be of investment-grade quality by Dodge & Cox; and (4) bankers' acceptances, bank certificates of deposit, repurchase agreements and commercial paper. At least 65% of the Fund's total assets will be invested in category (1) securities and in category (2) securities rated in the top three rating categories. Under normal market conditions, the Fund will invest no more than 25% of its total assets in U.S. dollar-denominated securities of foreign issuers. Further information about specific investments is provided below.

     No more than 20% of the Fund may be invested in other fixed-income instruments including: debt obligations rated below investment grade, if, in the opinion of Dodge & Cox, they are of suitable quality, provide attractive investment opportunities and have a minimum rating of B by Moody's and/or S&P at the time of investment; preferred stock; and corporate bonds convertible into common stocks or carrying warrants to purchase common stock. The Fund will invest in unrated securities only if deemed to be of investment-grade quality by Dodge & Cox. It should be noted that securities rated Baa or BBB and those securities rated below investment grade have speculative characteristics. Securities rated B may yield a higher level of current income than higher-quality securities, but generally have less liquidity, greater market risk and more price fluctuation. An explanation of the Moody's and S&P rating categories is included in the Appendix.

     The proportions held in the various financial instruments will be revised as appropriate in light of Dodge & Cox's appraisal of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors. In making investment decisions, Dodge & Cox will take many factors into consideration, including yield to maturity, quality, liquidity, current yield, and capital appreciation potential.

     The Fund attempts to achieve its secondary objective of capital appreciation through such techniques as fundamental research (i.e., seeking a security or group of securities which Dodge & Cox believes to be undervalued) and making gradual adjustments in the average maturity of the Fund's portfolio.

     The average maturity of the Fund's portfolio at any given time depends, in part, on Dodge & Cox's assessment of economic and market conditions, the future level of inflation and interest rates, and on the relative yields of securities in the marketplace. Dodge & Cox normally invests in an array of securities with short, intermediate and long maturities in varying proportions.

     Purchases and sales of securities in the Fund are generally made for long-term fundamental investment reasons rather than for short-term trading purposes. Nevertheless, Dodge & Cox may sell any of the securities in the Fund, regardless of the length of time held, in seeking to achieve the objectives of the Fund.

     In seeking to achieve the objectives of the Fund, Dodge & Cox may purchase securities on a when-issued basis, purchase or sell securities for delayed delivery and lend portfolio securities. The Fund's investment policies as set forth above may be changed without shareholder approval; however, these policies will not be changed without 60 days prior notice to shareholders.

     Dodge & Cox maintains a long-term investment orientation and therefore anticipates a relatively low turnover rate, which, under normal circumstances, should not exceed 50% on an annual basis. However, during rapidly changing economic, political, and market conditions, portfolio turnover may be higher than in a more stable period. A higher turnover rate might result in increased transaction expenses and the realization of capital gains and losses.


Characteristics and Risks of Securities and Investment Techniques

     As applicable, each Fund's share price will fluctuate with market, economic and foreign exchange conditions, and your investment may be worth more or less when redeemed than when purchased. The Funds should not be relied upon as a complete investment program, nor used to play short-term swings in the stock or foreign exchange markets. The Dodge & Cox International Stock Fund is also subject to risks unique to international investing. See discussion under "Foreign Securities." Further, there is no assurance that the favorable trends discussed below will continue, and the Funds cannot guarantee they will achieve their objective(s).

     In seeking to meet its investment objective(s), each Fund will invest in securities or instruments whose investment characteristics are consistent with the Fund's investment program. The following further describes the principal types of portfolio securities and investment management practices of the Funds.

     Common Stocks (Dodge & Cox Balanced Fund, Dodge & Cox International Stock
     -------------------------------------------------------------------------
Fund and Dodge & Cox Stock Fund).  Stocks represent shares of ownership in a
---------------------------------
company. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

     Preferred Stocks.  Each Fund may invest in preferred stocks.  Generally,
     -----------------
preferred stock has a specified dividend and ranks after bonds but before common stocks in its claim on income for dividend payments and on assets should the company be liquidated.

     Convertible Securities and Warrants.  The Funds may invest in debt or
     ------------------------------------
preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stock dividend rates but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally two or more years). They can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. There are, of course, other types of securities that are or may become available, which are similar to the warrants and the Fund may invest in these securities.

     Foreign Securities.  The Funds may invest in U.S. dollar-denominated
     -------------------
securities of foreign issuers traded in the U.S. In addition, the Dodge & Cox International Stock Fund may invest in foreign currency denominated securities listed on non-U.S. markets. You should consider carefully the substantial risks involved in investing in the securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. The political, economic and social structures of certain foreign countries, especially developing or emerging countries (e.g., many of the countries of Southeast Asia, Latin America, Eastern Europe, and the Middle
East), may be more volatile and less developed than those in the U.S. The Dodge & Cox Stock Fund and Dodge & Cox Balanced Fund have no present intention of investing in companies located in developing or emerging countries.

          Political and economic factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such matters as growth of gross national product, rate of inflation (e.g., hyperinflation), capital reinvestment, artificial currency exchange rates
 ----
or currency devaluations, resource self-sufficiency, and balance of payments position. The internal politics of certain foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value setting off a severe crisis in the Mexican economy. Asia is still coming to terms with crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In addition, significant external political risks currently affect some foreign countries. For example, both Taiwan and China still claim sovereignty over one another, and there is a demilitarized border and hostile relations between North and South Korea.

     Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

          Investment and repatriation restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions may limit at times and preclude investment in certain of such countries and may increase the cost and expenses of a Fund. Investments by foreign investors are subject to a variety of restrictions.
These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which a Fund invests. In addition, the repatriation of both investment income and capital from some foreign countries is restricted and controlled under certain regulations, including in some cases the need to obtain certain government consents. For example, in 1998 the governments of Malaysia and Indonesia imposed currency and trading controls which made it impossible for foreign investors to convert local currencies to foreign currencies. With respect to any one developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the Fund's investments.

          Currency fluctuations. The Dodge & Cox International Stock Fund invests directly in securities denominated in various countries. The other Funds will invest only in U.S. dollar-denominated foreign securities, the underlying securities of which will be denominated in various currencies. A change in the value of a currency in which the foreign security is denominated against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's assets. Such changes will also affect a Fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of securities denominated in that currency would be expected to decline. There may be no significant foreign exchange market for many currencies and it would, as a result, be difficult for the Dodge & Cox International Stock Fund to engage in foreign currency transactions designed to protect the value of the Fund's interests in securities denominated in such currencies. For example, in 1997 the Thai baht lost 46.75% of its value against the U.S. dollar.

          Market characteristics. It is contemplated that most foreign securities will be purchased by the Dodge & Cox International Stock Fund in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. Investments in certain markets may be made through American Depository Receipts (ADRs), European Depository Receipts (EDRs) and Global Depository Receipts (GDRs) traded in the United States or on foreign exchanges. Foreign markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Fund's portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign exchanges are generally higher than commissions on United States exchanges. While there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the

United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to a Fund.

          Investment Funds (Dodge & Cox International Stock Fund). The Fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The Fund's investment in these funds is subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the investment manager), but also will bear indirectly similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

          Information and supervision. There is generally less publicly available information about foreign companies which is comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. It may be difficult to vote proxies, exercise shareholder rights, pursue legal remedies and obtain judgments with respect to foreign investments in foreign courts. It also may be more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

          Taxes. Taxation of dividends and capital gains received by non-residents such as the Fund varies among foreign countries, and, in some cases, is comparatively high. The dividends and interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, stamp duties and transaction taxes. In addition, developing or emerging countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liabilities it could not have reasonably anticipated in conducting its investment activities or valuing its interests. All of these factors may reduce the net amount of income available for distribution to a Fund's shareholders.

          Other. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or currency exchange control regulations, civil war, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

     U.S. Government Obligations.  A portion of each Fund may be invested in
     ----------------------------
obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some of the obligations purchased by a Fund are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. Examples of these include direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds, or indirect obligations of the U.S. Treasury, such as obligations of the Government National Mortgage Association, the Maritime Administration, the Farmers Home Administration, the Veterans Administration, the Federal Housing Administration and the Export-Import Bank.

     While the obligations of many of the agencies and instrumentalities of the U.S. government are not direct obligations of the U.S. Treasury, they are generally backed indirectly by the U.S. government. Some of the agencies are indirectly backed by their right to borrow from the U.S. government, such as the Federal Financing Bank, the Federal Home Loan Banks and the U.S. Postal Service. Others are supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obligations. These agencies include the Federal Farm Credit Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurance can be given that the U.S. government would provide financial support to U.S. government-established or sponsored agencies. Furthermore, with respect to the U.S. government securities purchased by a Fund, guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor do they extend to the value of a Fund's shares. A Fund may invest in these securities if it believes they offer an expected return commensurate with the risks assumed.

      Mortgage Pass-Through Securities (Dodge & Cox Balanced Fund and Dodge &
      -----------------------------------------------------------------------
Cox Income Fund).  Each Fund may invest a portion of its assets in mortgage
-----------------
pass-through securities which are guaranteed by an agency of the U.S. government or are issued by a private entity. These securities represent ownership in "pools" of mortgage loans and are called "pass-throughs" because principal and interest payments are passed through to security holders monthly. The security holder may also receive unscheduled principal payments representing prepayments of the underlying mortgage loans. When a Fund reinvests the principal and interest payments, it may receive a rate of interest which is either higher or lower than the rate on the existing mortgage.

     During periods of declining interest rates there is increased likelihood that mortgage securities may be prepaid more quickly than expected. Such prepayment would most likely be reinvested at lower rates. On the other hand, if the pass-through securities had been purchased at a discount, then such prepayments of principal would benefit the portfolio.

     Conversely, in a rising interest rate environment, mortgage securities may be prepaid at a rate slower than expected. In this case, the current cash flow of the bond generally decreases. A slower prepayment rate effectively lengthens the time period the security will be outstanding and may adversely affect the price and volatility of the security.

     Collateralized Mortgage Obligations (Dodge & Cox Balanced Fund and Dodge &
     --------------------------------------------------------------------------
Cox Income Fund).  Collateralized Mortgage Obligations (CMOs) are private entity
-----------------
or U.S. government agency-issued multi-class bonds that are collateralized by U.S. agency-guaranteed mortgage pass-through securities. A CMO is created when the issuer purchases a collection of mortgage pass-through securities (collateral) and places these securities in a trust, which is administered by an independent trustee. Next, the issuer typically issues several classes, or "tranches" of bonds, the debt service of which is provided by the principal and interest payments from the mortgage pass-through securities in the trust. Each of these tranches is valued and traded separately based on its distinct cash flow characteristics. A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

     Although the mortgage pass-through collateral typically has monthly payments of principal and interest, CMO bonds may have monthly, quarterly or semiannual payments of principal and interest, depending on the issuer. Payments received from the collateral are reinvested in short-term debt securities by the trustee between payment dates on the CMO. On the CMO payment dates, the principal and interest payments received from the collateral plus reinvestment income, are applied first to pay interest on the bonds and then to repay principal. In the simplest form, the bonds are retired sequentially; the first payments of principal are applied to retire the first tranche, while all other tranches receive interest only. Only after the first tranche is retired do principal payments commence on the second tranche. The process continues in this sequence until all tranches are retired.

     At issuance, each CMO tranche has a stated final maturity date. The stated final maturity date is the date by which the bonds would be completely retired assuming standard amortization of principal but no prepayments of principal on the underlying collateral. However, since it is likely that the collateral will have principal prepayments, the CMO bonds are actually valued on the basis of an assumed prepayment rate. The assumed prepayment rate is used in the calculation of the securities' weighted-average life, a measure of the securities' cash flow characteristics. Dodge & Cox will purchase the tranche with the weighted-average life and cash flow characteristics that it believes will contribute to achieving the objectives of a Fund.

     All CMOs purchased by a Fund will be issued or guaranteed by an agency of the U.S. government or have a AA rating by either S&P or Moody's. To qualify for this rating, a CMO is structured so that even under conservative prepayment and reinvestment assumptions, the principal and interest payments from the collateral are expected to meet or exceed the cash flow obligations of all the tranches of the CMO. However, there are risks associated with CMOs, which relate to the risks of the underlying mortgage pass-through securities. In a falling interest rate environment, the mortgage securities may be prepaid faster than the assumed rate. In this scenario, the prepayments of principal will generally be reinvested at a rate which is lower than the rate that the security holder is currently receiving. Conversely, in a rising interest rate environment, the mortgage collateral may be prepaid at a rate which is slower than the assumed rate. In this case, the current cash flow of the bond generally decreases. A reduced prepayment rate effectively lengthens the time period the security will be outstanding and may adversely affect the price and volatility of the security.

     Restricted Securities (Dodge & Cox Balanced Fund, Dodge & Cox Stock Fund,
     -------------------------------------------------------------------------
Dodge & Cox International Stock Fund and Dodge & Cox Income Fund).  The Fund may
------------------------------------------------------------------
invest in restricted securities (privately placed debt and preferred equity securities) and other securities without readily available market quotations, but will not acquire such securities or other illiquid securities, including repurchase agreements maturing in more than seven days, if as a result they would comprise more than 15% (10% for the Dodge & Cox Income Fund) of the value of the Fund's total assets.

     Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933. Where registration is required, a Fund may be obligated to pay all or a part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Trust's Board of Trustees.

     Structured Investments (Dodge & Cox Balanced Fund, Dodge & Cox
     --------------------------------------------------------------
International Stock Fund and Dodge & Cox Income Fund).  Included among the
------------------------------------------------------
issuers of debt securities in which a Fund may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchases by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments.

     Each Fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structured investments. Although a Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of a Fund's assets that may be used for borrowing activities.

     Structured investments are potentially more volatile and carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. They may entail significant risks that are not associated with a similar instrument in a traditional market.

     Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act.

     Inflation-Indexed Bonds (Dodge & Cox Balanced Fund and Dodge & Cox Income
     -------------------------------------------------------------------------
Fund).  Inflation-indexed bonds are fixed-income securities whose principal
------
value is periodically adjusted according to the rate of inflation. The real (inflation-adjusted) interest rate on these bonds is fixed at issuance at a rate generally lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation as measured by changes in the Consumer Price Index (CPI). The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

     If the value of the CPI falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the originally issued principal amount upon maturity is guaranteed by the U.S. Treasury. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If such a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The U.S. Treasury began issuing inflation-indexed bonds (commonly referred to as "TIPS" or Treasury Inflation Protected Securities) in 1997. As such, there is a short trading history of these securities, and there can be no assurance that a liquid market in these instruments will continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds.

     The CPI is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     When-Issued or Delayed-Delivery Securities (Dodge & Cox Balanced Fund and
     -------------------------------------------------------------------------
Dodge & Cox Income Fund).  Each Fund may purchase securities on a when-issued or
-------------------------
a delayed-delivery basis, that is, for payment and delivery on a date later than normal settlement, but generally within 30 days.

     The purchase price and yield on these securities are generally set at the time of purchase. On the date that a security is purchased on a when-issued basis, a Fund reserves liquid assets with a value at least as great as the purchase price of the security, in a segregated account at the custodian bank, as long as the obligation to purchase continues. The value of the delayed-delivery security is reflected in a Fund's net asset value as of the purchase date, however, no income accrues to a Fund from these securities prior to their delivery to the Fund. A Fund makes such purchases for long-term investment reasons, but may actually sell the securities prior to settlement date if Dodge & Cox deems it advisable in seeking to achieve the objectives of the Fund. The purchase of these types of securities may increase a Fund's overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date.

Unsettled securities purchased on a when-issued or delayed-delivery basis will not exceed 5% of a Fund's total assets at any one time.

     Cash Position.  Each Fund will hold a certain portion of its assets in U.S.
     --------------
dollar-denominated money market securities, including repurchase agreements, commercial paper, and bank obligations in the two highest rating categories maturing in one year or less. In addition, each Fund may invest in shares of U.S. dollar-denominated money market funds. For temporary, defensive purposes, a Fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments and serves as a short-term defense during periods of unusual market volatility. The Dodge & Cox International Stock Fund may also hold bank time deposits denominated in the currency of any major nation.

          Bank Obligations. Certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. A Fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

          Short-Term Corporate Debt Securities. Outstanding nonconvertible corporate debt securities (such as bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

          Commercial Paper. Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates.

          Repurchase Agreements. A Fund may enter into a repurchase agreement through which an investor (such as a Fund) purchases a security (underlying security) from a well-established securities dealer or bank that is a member of the Federal Reserve System. Any such dealer or bank will be on Dodge & Cox's approved list and have a credit rating with respect to its short-term debt of at least A1 by S&P, P1 by Moody's, or the equivalent rating by Dodge & Cox. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. A Fund will only enter into repurchase agreements where (i) the underlying securities are issued by the U.S. government, its agencies and instrumentalities, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period which the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

     Borrowing Money.  The Funds can borrow money from banks as a temporary
     ----------------
measure for emergency purposes or to facilitate redemption requests. Such borrowing may be collateralized with Fund assets, subject to restrictions.

     Lending of Portfolio Securities (Dodge & Cox International Stock Fund and
     -------------------------------------------------------------------------
Dodge & Cox Income Fund).  Each Fund has reserved the right to lend its
-------------------------
securities to qualified broker-dealers, banks or other financial institutions. By lending its portfolio securities, a Fund would attempt to increase its income by receiving a fixed fee or a percentage of the collateral, in addition to continuing to receive the interest or dividends on the securities loaned. The terms, structure and the aggregate amount of such loans would be consistent with the 1940 Act. The borrower would be required to secure any such loan with collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the total market value and accrued interest of the securities loaned by the Fund. Each Fund has no present intention of lending portfolio securities.

     Investment Companies.  The Funds can purchase the securities of other
     ---------------------
investment companies, including money market funds, as permitted by the 1940
Act.

     Foreign Currency Transactions (Dodge & Cox International Stock Fund).  A
     ---------------------------------------------------------------------
forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     The Fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The Fund's use of such contracts would include, but not be limited to, the following:

     First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, when Dodge & Cox believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     The Fund may enter into forward contracts for any other purpose consistent with the Fund's investment objective and program. However, the Fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Fund's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the Securities and Exchange Commission (SEC). In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

     At the maturity of a forward contract, the Fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     The Fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by Dodge & Cox. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

     Additional Risks
     ----------------

          General. Because of its investment policy, each Fund may not be suitable or appropriate for all investors. The Funds are not money market funds and are not appropriate investments for those whose primary objective is principal stability. A Fund's assets will be subject to all of the risks of investing in the financial markets. All investment entails risk. The value of the portfolio securities of a Fund will fluctuate based upon market conditions. Although a Fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can be no assurance that a Fund will achieve its investment objectives.

          Debt Obligations. A Fund will invest in debt securities which hold the prospect of contributing to the achievement of a Fund's objectives. Yields on short, intermediate, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issue. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of a Fund to achieve its investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which a Fund invests to meet their obligations for the payment of interest and principal when due. As discussed below, each Fund's investment program permits it to hold investment-grade securities that have been downgraded. In addition, the Dodge & Cox Income Fund may invest in lower-quality securities. Since investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yields from such securities normally exceed those obtainable from higher-quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default--that is, the nonpayment of interest and principal by the issuer--than higher-quality investments. Such securities are also subject to special risks, discussed below. Although a Fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets, these efforts will not eliminate all risk.

     After purchase by a Fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require a sale of such security by a Fund. However, Dodge & Cox will consider such event in its determination of whether a Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

          Special Risks of High-Yield Investing. As described above, under limited circumstances, a Fund may hold low-quality bonds commonly referred to as "junk bonds". Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in low and lower-medium quality bonds involves greater investment risk, to the extent a Fund holds such bonds, achievement of its investment objective will be more dependent on Dodge & Cox's credit analysis than would be the case if a Fund was investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn, or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of a Fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available and judgment may play a greater role in the valuation process.


MANAGEMENT OF THE FUND
----------------------

Officers and Trustees

     The Trust is organized as a Delaware business trust. The Trust's Board of Trustees supervises the Trust operations and performs duties required by applicable state and Federal law.

                                                                                                Total 2000
                                     Position(s)              Principal Occupation             Compensation
Name and Address             Age     with Trust                During Past 5 Years           from the Trust**
--------------------------  -----  ---------------     -----------------------------------  ------------------
Harry R. Hagey *               60  Chairman and        Chairman and Chief Executive           $     0
                                   Trustee             Officer of Dodge & Cox, Portfolio
                                                       Manager, and member of Investment
                                                       Policy Committee

John A. Gunn *                 57  President and       President and Chief Investment               0
                                   Trustee             Officer of Dodge & Cox, Portfolio
                                                       Manager, and member of Investment
                                                       Policy Committee, Fixed Income
                                                       Strategy Committee, and
                                                       International Investment Policy
                                                       Committee

                                                                                                Total 2000
                                     Position(s)              Principal Occupation             Compensation
Name and Address             Age     with Trust                During Past 5 Years           from the Trust**
--------------------------  -----  ---------------     -----------------------------------  ------------------
A. Horton Shapiro *            61  Executive Vice      Senior Vice President of Dodge &       $     0
                                   President and       Cox, Portfolio Manager, and member
                                   Trustee             of Investment Policy Committee and
                                                       Fixed Income Strategy Committee

Katherine Herrick Drake *      47  Vice President      Vice President of Dodge & Cox,               0
                                   and Trustee         Portfolio Manager, and member of
                                                       Investment Policy Committee

Dana M. Emery *                39  Vice President      Senior Vice President (since 1998)           0
                                   and Trustee         of Dodge & Cox, Manager-Fixed
                                                       Income, and member of Investment
                                                       Policy Committee and Fixed Income
                                                       Strategy Committee

Kenneth E. Olivier *           49  Vice President      Senior Vice President of Dodge &             0
                                   and Trustee         Cox, Portfolio Manager, and member
                                                       of Investment Policy Committee

L. Dale Crandall               59  Trustee             President, Kaiser Foundation            15,000
One Kaiser Plaza                                       Health Plan, Inc. and Kaiser
Oakland, CA                                            Foundation Hospitals
                                                       (2000-Present); Director, Union
                                                       BanCal Corporation (bank holding
                                                       company) and Union Bank of
                                                       California (commercial bank)
                                                       (February 2001-Present); Executive
                                                       Vice President - Finance and
                                                       Administration & CFO, Kaiser
                                                       Foundation Health Plan, Inc. and
                                                       Kaiser Foundation Hospitals
                                                       (1998-2000); Executive Vice
                                                       President & CFO, APL Limited
                                                       (shipping) (1995-1998); Managing
                                                       Partner, Price Waterhouse LLP
                                                       (Southern California) (1990-1995)

Max Gutierrez, Jr.             70  Trustee             Partner in Brobeck, Phleger &           11,250
One Market Plaza                                       Harrison, Attorneys
San Francisco, CA

                                                                                                Total 2000
                                     Position(s)              Principal Occupation             Compensation
Name and Address             Age     with Trust                During Past 5 Years           from the Trust**
--------------------------  -----  ---------------     -----------------------------------  ------------------
Will C. Wood                   61  Trustee             Principal, Kentwood Associates,        $18,000
1550 El Camino Real                                    Financial Advisers (1994-Present);
Menlo Park, CA                                         Director, Banco Latinoamericano de
                                                       Exportaciones S.A. (April
                                                       1999-Present) (Latin American
                                                       Foreign Trade Bank); Director,
                                                       Dover Investment Corp.
                                                       (1992-Present) (Real Estate
                                                       Development)

John M. Loll                   34  Treasurer and       Vice-President and Treasurer                 0
                                   Assistant           (since 2000) of Dodge & Cox; prior
                                   Secretary           to 2000, Fund Administration and
                                                       Accounting Manager, Dodge & Cox

Thomas M. Mistele              47  Secretary and       Vice-President (since 1998),                 0
                                   Assistant           Secretary and General Counsel of
                                   Treasurer           Dodge & Cox; prior to 1996, Senior
                                                       Vice President of Templeton Global
                                                       Investors, Inc. and
                                                       Secretary/General Counsel of the
                                                       Templeton Mutual Funds

Wendell W. Birkhofer           44  Assistant Vice      Vice President of Dodge & Cox,               0
                                   President           Portfolio Manager, and Investment
                                                       Analyst

Steven H. Cassriel             39  Assistant Vice      Vice President (since 1997) of               0
                                   President           Dodge & Cox, Portfolio Manager,
                                                       and Investment Analyst

Thomas S. Dugan                36  Assistant Vice      Vice President (since 1998) of               0
                                   President           Dodge & Cox, Portfolio Manager,
                                                       Investment Analyst, and member
                                                       Fixed Income Strategy Committee

David J. Edwards               39  Assistant Vice      Vice President (since 2001) of               0
                                   President           Dodge & Cox, and Mutual Fund
                                                       Client Service Representative

                                                                                                Total 2000
                                     Position(s)              Principal Occupation             Compensation
Name and Address             Age     with Trust                During Past 5 Years           from the Trust**
--------------------------  -----  ---------------     -----------------------------------  ------------------
Steven T. Gorski               31  Assistant Vice      Mutual Fund Client Service             $     0
                                   President           Representative

Kevin D. Johnson               39  Assistant Vice      Vice President of Dodge & Cox,               0
                                   President           Portfolio Manager, and Investment
                                                       Analyst

Peter C. Lambert               48  Assistant Vice      Vice President of Dodge & Cox,               0
                                   President           Portfolio Manager, and member
                                                       Investment Policy Committee and
                                                       Fixed Income Strategy Committee

Lynn A. Poole                  41  Assistant Vice      Vice President of Dodge & Cox,               0
                                   President           Portfolio Manager, and Investment
                                                       Analyst

Gregory R. Serrurier           45  Assistant Vice      Vice President of Dodge & Cox,               0
                                   President           Portfolio Manager, and member of
                                                       Investment Policy Committee and
                                                       International Investment Policy
                                                       Committee

Diana S. Strandberg            41  Assistant Vice      Vice President of Dodge & Cox,               0
                                   President           Portfolio Manager, and member
                                                       International Investment Policy
                                                       Committee

Robert B. Thompson             53  Assistant Vice      Vice President (since 1997) of               0
                                   President           Dodge & Cox, Portfolio Manager,
                                                       and member Fixed Income Strategy
                                                       Committee

--------------------
     * Each has been an employee of Dodge & Cox, 35th Floor, One Sansome Street, San Francisco, California for over 13 years in an executive position and is an "interested person" of the Trust as defined in the 1940 Act.

    ** "Total 2000 Compensation from the Trust" consists of compensation and fees paid to Trustees by the Trust.

     Trustees and officers of the Trust affiliated with Dodge & Cox hold a controlling interest in Dodge & Cox. Those Trustees who are not affiliated with Dodge & Cox receive from the Trust an annual fee of $4,500 and an attendance fee of $3,000 (or $750 per Fund) for each Board or Committee meeting attended. The Trust does not pay any other remuneration to its officers or Trustees, and has no bonus, profit-sharing, pension or retirement plan. On March 31, 2001 the officers and Trustees of the Trust and members of their families and relatives owned less than 1.0% of the outstanding shares of each Fund.

     On March 31, 2001, Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA 94104-4122 owned of record 12,633,245 shares (19.2%), 8,176,970 shares (10.4%) and 8,939,668 shares (8.8%) of the outstanding shares of Dodge & Cox Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund, respectively; National Financial Services Inc., Church Street Station, P.O. Box 3908, New York, NY 10008-3908 and Utah Retirement Systems, P.O. Box 92956, Chicago, IL 60675-2956 owned of record 7,647,564 shares (7.5%) and 7,535,052 shares (7.4%) of the outstanding shares of Dodge & Cox Income Fund, respectively; and on April 30, 2001 Dana M. Emery, John A. Gunn, Harry R. Hagey, Kenneth E. Olivier and A. Horton Shapiro each owned of record 20% of the outstanding shares of Dodge & Cox International Stock Fund. The Trust knows of no other person who owns beneficially or of record more than 5% of the outstanding shares of each Fund.

Investment Manager

     Dodge & Cox, One Sansome Street, San Francisco, California 94104, a corporation, is employed by the Trust as manager and investment adviser of the Funds, subject to the direction of the Board of Trustees. Dodge & Cox is one of the oldest professional investment management firms in the United States, having acted continuously as investment managers since 1930 and has served as manager and investment adviser for the Funds since each Fund's inception. Each Fund's investments are managed by Dodge & Cox's Investment Policy Committee (the Fixed-Income Strategy Committee for fixed-income securities and the International Investment Policy Committee for the Dodge & Cox International Stock Fund), and no one person is primarily responsible for making investment recommendations to the Committee. The research work of the firm is organized for comprehensive and continuous appraisal of the economy and of various industries and companies. Supplemental research facilities are used to obtain additional coverage of business and financial developments affecting comparative security values.

     Dodge & Cox is not engaged in the brokerage business nor in the business of dealing in or selling securities. Its activities are devoted to investment research and the supervision of investment accounts for individuals, trustees, corporations, pension and profit-sharing funds, public entities, and charitable institutions. Dodge & Cox Stock Fund and Dodge & Cox Balanced Fund each pay Dodge & Cox a management fee which is payable monthly at the annual rate of 0.50% of the average daily net asset value of each Fund. Dodge & Cox International Stock Fund pays Dodge & Cox a management fee which is payable monthly at the annual rate of 0.60% of the average daily net asset value of the Fund. The Dodge & Cox Income Fund pays Dodge & Cox a management fee which is payable monthly at the annual rate of 0.50% of the average daily net asset value of the Fund up to $100 million and 0.40% of the average daily net asset value of the Fund in excess of $100 million.

     The investment management agreements with Dodge & Cox Income Fund and Dodge & Cox Stock Fund provide that Dodge & Cox will waive its fee for any calendar year to the extent that such fee plus all other ordinary operating expenses paid by the Fund exceed 1% and 0.75%, respectively, of the average daily net asset value of the Fund. No waiver of management fee was required for 2000 under the agreements. For the fiscal years ending December 31, 2001 and 2002, Dodge & Cox has contractually agreed to reimburse the Dodge & Cox International Stock Fund for all ordinary expenses to the extent necessary to maintain Total Fund Operating Expenses at 0.90%. The agreement with the Dodge & Cox International Stock Fund is renewable annually thereafter and is subject to 30 days written notice by either party. Investment management fees received by Dodge & Cox from the Funds for the last three years were as follows:

                                                       2000         1999         1998
                                                   -----------  -----------  -----------
Dodge & Cox Stock Fund                             $24,282,136  $22,300,846  $22,197,066

Dodge & Cox International Stock Fund*

Dodge & Cox Balanced Fund                           24,055,715   27,574,694   28,533,113

Dodge & Cox Income Fund                              3,955,504    4,057,018    3,467,781
---------------
     *  Commenced operations on April 30, 2001.

The contracts may be terminated at any time without penalty upon 60 days written notice by action of the Trustees, shareholders or by Dodge & Cox. The contracts will terminate automatically should there be an assignment thereof. In addition to Dodge & Cox's fee, each Fund pays other direct expenses, including transfer agent, custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and shareholder meeting expenses; and Trustee fees and expenses. In 2000, the ratio of total operating expenses to average net assets of Dodge & Cox Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund were 0.54%, 0.53% and 0.46%, respectively. Dodge & Cox furnishes personnel and other facilities necessary for the operation of the Funds for which it receives no additional compensation. Dodge & Cox supervises the operations of the Funds and directs the investment and reinvestment of its assets and furnishes all executive personnel and office space required.

Other Service Providers

     Custodian and Transfer Agent
     ----------------------------

     State Street Bank and Trust Company, P.O. Box 9051, Boston, Massachusetts 02205-9051 (1-800-621-3979), at its offices of its branches and agencies throughout the world, acts as custodian of all cash and securities of the Funds and serves as fund accountant for the Funds. As Foreign Custody Manager for the Dodge & Cox International Stock Fund, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories. Boston Financial Data Services, P.O. Box 9051, Boston, Massachusetts 02205-9051 (1-800-621-3979) acts as transfer and dividend disbursing agent for the Funds.

     Independent Accountant
     ----------------------

     PricewaterhouseCoopers LLP, 333 Market Street, San Francisco, California 94105, are independent accountants to the Funds, subject to annual appointment by the Board of Trustees. PricewaterhouseCoopers LLP conducts an annual audit of the accounts and records of each Fund, reports on the Fund's annual financial statements and performs tax and accounting advisory services.


BROKERAGE ALLOCATION AND OTHER PRACTICES
----------------------------------------

     The Investment Management Agreements provide that Dodge & Cox is responsible for selecting members of securities exchanges, brokers and dealers (brokers) for the execution of a Fund's portfolio transactions and, when applicable, the negotiation of commissions. All decisions and placements are made in accordance with the following principles:

1. Purchase and sale orders will usually be placed with brokers who are selected by Dodge & Cox as able to achieve "best execution" of such orders. Best execution means prompt and reliable execution at the most favorable securities price, taking into account the other provisions hereinafter set forth. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result to a Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by Dodge & Cox in determining the overall reasonableness of brokerage commissions.

2. In selecting brokers to execute the Funds' portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets and brokerage and research services provided by them. It is not the policy of Dodge & Cox to seek the lowest available commission rate where it is believed that a broker charging a higher commission rate would offer greater reliability or provide better price or execution.

3. Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. However, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

     For fixed-income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer's underwriter, or with a primary market maker acting as principal on a net basis, with no brokerage commission being paid by the Fund. However, the price of the securities generally includes compensation which is not disclosed separately. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices.

4. Dodge & Cox is authorized to allocate brokerage business to brokers who have provided brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934 (1934 Act), for a Fund and/or other accounts, if any, for which Dodge & Cox exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, as to transactions as to which fixed minimum commission rates are not applicable. Such allocation may cause a Fund to pay a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting that transaction, if Dodge & Cox determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or with Dodge & Cox's overall responsibilities with respect to a Fund and the other accounts, if any, as to which it exercises investment discretion. In reaching such determination, Dodge & Cox is not required to place or attempt to place a specific dollar value on the research or execution services of a broker or on the portion of any commission reflecting brokerage or research services. In demonstrating that such determinations were made in good faith, Dodge & Cox will be prepared to show that all commissions were allocated and paid for purposes contemplated by a Fund's brokerage policy; that commissions were paid only for products or services which provide lawful and appropriate assistance to Dodge & Cox in the performance of its investment decision-making responsibilities; and that the commissions paid were within a reasonable range. The determination that commissions were within a reasonable range will be based on any available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there will also be taken into account a Fund's policies that (i) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to a Fund to obtain a favorable price than to pay the lowest commission; and (ii) the quality, comprehensiveness and frequency of research studies which are provided for Dodge & Cox are useful to Dodge & Cox in performing its advisory services under its Investment Management Agreement with a Fund. Research services provided by brokers to Dodge & Cox are considered to be in addition to, and not in lieu of, services required to be performed by Dodge & Cox under its Investment Management Agreement. Research furnished by brokers through whom a Fund effects securities transactions may be used by Dodge & Cox for any of its accounts, and not all such research may be used by Dodge & Cox for the Funds.

     The receipt of investment research and information and related services permits Dodge & Cox to supplement its own research and analysis and makes available to Dodge & Cox the views and information of individuals and research staffs of other firms. The views and information include such matters as communications with persons having special expertise on certain companies, industries, areas of economy or market factors and written materials on these and other areas which might affect the economy or securities prices.

     Research services may also include information transnational economies, industries, countries, groups of securities and individual companies; statistical information and databases; accounting and tax law interpretations; political developments; legal developments affecting portfolio securities; pricing and appraisal services; issuer disclosure services; credit, risk measurement and performance analysis; and analysis of corporate responsibility issues. Research services are subject to internal analysis before being incorporated into Dodge & Cox's investment process.

5. Purchases and sales of portfolio securities within the United States other than on a securities exchange will be executed with primary market makers acting as principal except where, in the judgment of Dodge & Cox, better prices and execution may be obtained on a commission basis or from other sources.

     Insofar as known to management, no Trustee or officer of the Trust, nor Dodge & Cox or any person affiliated with any of them, has any material direct or indirect interest in any broker employed by or on behalf of a Fund. There is no fixed method used in determining which brokers receive which order or how many orders.

     Periodically Dodge & Cox reviews the current commission rates and discusses the execution capabilities and the services provided by the various brokers Dodge & Cox is utilizing in the execution of orders. Research services furnished by the brokers through whom Dodge & Cox effects security transactions for a Fund may be used in servicing some or all of Dodge & Cox's accounts, however, all such services may not be used by Dodge & Cox in connection with a Fund. Aggregate brokerage commissions paid by Dodge & Cox Stock Fund and Dodge & Cox Balanced Fund during the last three years were as follows:

                                     2000        1999        1998
                                  ----------  ----------  ----------
     Dodge & Cox Stock Fund       $3,482,163  $2,267,031  $2,033,477

     Dodge & Cox Balanced Fund     2,119,243   1,902,765   1,781,992


In 2000 securities transactions allocated to brokers based on arrangements to provide research services to Dodge & Cox Stock Fund and Dodge & Cox Balanced Fund totaled $146,134,332 and $107,814,768, respectively, and brokerage commissions paid on such transactions amounted to $208,943 and $124,295, respectively. Except as indicated above, Dodge & Cox does not intend to place portfolio transactions with any particular brokers.

     Investment decisions for a Fund are made independently from those of the other Funds and other accounts managed by Dodge & Cox. It may frequently develop that the same investment decision is made for more than one account. Simultaneous transactions may often occur when the same security is suitable for the investment objective of more than one account. When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the transactions are averaged as to price and allocated as to amount in accordance with a formula equitable to each account. It is recognized that in some cases this system could have a detrimental effect on the price or availability of the security as far as a Fund is concerned. In other cases, however, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.


CAPITAL STOCK
-------------

     The Trust has four classes of beneficial shares, each share evidences an equal beneficial ownership in a Fund, and there is no limit to the number of shares that may be issued. Three series of the Trust are successors to Dodge & Cox Stock Fund established in 1965, Dodge & Cox Balanced Fund established in 1931 and Dodge & Cox Income Fund established in 1989. The Dodge & Cox International Stock Fund was established in 2001. All shares have the same rights as to redemption, dividends, and in liquidation. All shares issued are fully paid and non-assessable, are transferable, and are redeemable at net asset value upon demand of the shareholder. Shares have no preemptive or conversion rights. The Trust is not required to hold annual meetings of shareholders.


PURCHASE, REDEMPTION, AND PRICING OF SHARES
-------------------------------------------

     The procedures for purchasing and redeeming shares of a Fund are described in the Funds' Prospectus, which is incorporated herein by reference.

     Net Asset Value per Share. The purchase and redemption price of a Fund's shares is equal to a Fund's net asset value per share (NAV) or share price. A Fund determines its NAV by subtracting a Fund's total liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities a Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAV of a Fund is normally calculated as of the close of trading on the New York Stock Exchange (NYSE) every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Determination of NAV (and the offering, sale redemption and repurchase of shares) for a Fund may be suspended when (a) the NYSE is closed, other than customary weekend and holiday closings, (b) trading on the NYSE is restricted,
(c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to fairly determine the value of its net assets, or (d) a governmental body having jurisdiction over a Fund may by order permit such a suspension for the protection of a Fund's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

     In determining total NAV of a Fund, stocks are valued at market, using as a price the last sale of the day at the close of the NYSE or, if no sale, it will be valued at the mean between the bid and ask prices for the day. Fixed-income securities, including listed issues, are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. These values take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Use of pricing services has been approved by the Board of Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Securities for which market quotations are not readily available and all other assets are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

     Trading in securities denominated in foreign currencies and traded on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the Fund's NAV is not calculated. Thus, the calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the value of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Board of Trustees.

     In-Kind Exchange of Securities. Dodge & Cox may, at its discretion, permit you to purchase shares of a Fund through the exchange of other securities you own. Any securities exchanged (i) must meet the investment objective, policies and limitations of the Fund; (ii) must have a readily ascertainable market value; (iii) must be liquid; (iv) must not be subject to restrictions on resale; and (v) the market value of any securities exchanged, plus any cash, must be at least $25 million; Dodge & Cox reserves the right to make exceptions to this minimum at its discretion. Dodge & Cox has unlimited discretion to accept or reject any securities submitted for exchange. Fund shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--within 3 business days following the date of the exchange. The basis of the exchange will depend upon the net asset value of the shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

     Redemptions in Kind. The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's NAV (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

     Foreign Investors. The Funds do not offer their shares for sale outside of the United States.


TAXATION OF THE FUND
--------------------

     Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (Code), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. You should consult your own tax adviser with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     Each Fund intends to qualify each year as a regulated investment company under the Code. Accordingly, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies). A regulated investment company that distributes for the year all of its ordinary income and capital gains pays no tax on its ordinary income or capital gains. A regulated investment company that fails to distribute all of its ordinary income and capital gains must pay tax on the undistributed amounts at a maximum rate of 35%. If the company does not distribute at least 98% of its ordinary income and capital gains, it must pay an additional 4% excise tax on the amount by which the 98% requirements exceed actual distributions. Each Fund intends to distribute substantially all of its income and gains to shareholders every year.

     You need to be aware of the possible tax consequences when:

     .    You sell Fund shares, including an exchange from one Fund to another.

     .    A Fund makes a distribution to your account.

     Taxes on Fund redemptions. Upon a redemption, sale or exchange of shares of a Fund, you will realize a taxable gain or loss depending upon your basis in your shares. A gain or loss will generally be treated as capital gain or loss, and the rate of tax will depend upon your holding period for your shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If you hold Fund shares for six months or less and during that period receive a distribution taxable to you as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

     In January, you will be sent Form 1099-B, indicating the amount of sales made in a Fund during the prior year. This information will also be reported to the IRS. For certain accounts opened after September 30, 1987, the Funds will provide you with the average cost of the shares sold during the year, based on the "average cost single category" method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as the "specific identification" method.

     Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), a gain from the redemption of Fund shares held for more than five years may be subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket on Fund shares they acquired after December 31, 2000). If you are in the 28% or higher tax bracket, you may elect to mark your Fund shares to market on January 2, 2001. If you make this election, any Fund shares that you acquire before this date will be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares on January 2, 2001, and to restart your holding period in the shares on this date.

     To help you maintain accurate records, you will be sent a confirmation immediately following each transaction (except for systematic purchases) and quarterly and year-end statements detailing all transactions in your account during the year.

     Taxes on Fund distributions. The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until shareholders withdraw money from them.

     Distributions of investment company taxable income are taxable to you as ordinary income, whether paid in cash or shares. Dividends paid by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. Holders of a Dodge & Cox Fund, other than the Income Fund, may be able to take such a deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

     The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly designated by a Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to you as long-term gain, regardless of how long you have held Fund shares. Net capital gains from assets held by a Fund for one year or less will be taxed as ordinary income.

     In January, you will be sent Form 1099-DIV indicating the tax status of any distributions paid to you during the prior year. This information will also be reported to the IRS. All distributions made by a Fund are taxable to you for the year in which they were paid.

     Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain distributions from the Fund's sale of certain securities held for more than five years are subject to a maximum rate of tax of 8% (or 18% for shareholders in the 28% or higher bracket). In January, the Fund will report to you the percentage of capital gains distributions that are eligible for the lower capital gains rates.

     Pass-Through of Foreign Tax Credits (Dodge & Cox International Stock Fund). The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you. If more than 50% of the Fund's total assets at the end of a taxable year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You may then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

     The foregoing is only a general description of the foreign tax credit. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

     Effect of Foreign Debt Investment and Hedging on Distributions (Dodge & Cox International Stock Fund). Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     PFIC Securities (Dodge & Cox International Stock Fund). The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). The Fund intends to mark-to-market these securities and recognize any realized or unrealized gains at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

     Federal Tax Treatment of Forward Foreign Exchange Contracts (Dodge & Cox International Stock Fund). The Fund may enter into certain forward foreign exchange contracts which will be treated as Section 1256 contracts or straddles. Transactions that are considered Section 1256 contracts will be considered to have been closed at the end of the Fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The Fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction or received cash to pay such distributions.

     Forward foreign exchange contracts which offset a foreign dollar-denominated bond or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated.

     In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

     As a result of the "Taxpayer Relief Act of 1997," entering into certain forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the Fund.

     Tax effect of buying shares before a capital gain or income distribution. If you buy shares shortly before or on the "record date" for a Fund distribution -- the date that establishes you as the person to receive the upcoming distribution -- you will receive, in the form of a taxable distribution, a portion of the money you just invested. Therefore, you may wish to find out a Fund's record date before investing.

Of course, a Fund's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation. When these amounts are eventually distributed, they are taxable.

     Backup withholding on dividends, capital gain distributions and redemptions. Each Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds to you if (1) you fail to furnish the Fund with your correct taxpayer identification number or social security number, (2) the IRS notifies you or the Fund that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, you fail to certify that you are not subject to backup withholding. Any amounts withheld may be credited against your federal income tax liability.


Other Taxation

     Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of a U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

     The discussion above and in the Funds' Prospectus regarding the federal income tax consequences of investing in a Fund have been prepared by Dodge & Cox and do not purport to be complete descriptions of all tax implications of an investment in a Fund. You are advised to consult with your own tax adviser concerning the application of federal, state and local taxes to an investment in a Fund. The Trust's legal counsel has expressed no opinion in respect thereof.


PRINCIPAL UNDERWRITER
---------------------

     The Trust is the sole and principal underwriter of the shares of the Funds.


PERFORMANCE INFORMATION
-----------------------

     Each Fund may include figures indicating its total return or yield in advertisements or reports to shareholders or prospective investors. Quotations of a Fund's average annual total rate of return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over periods of one, five and ten years, will reflect the deduction of a proportional share of Fund expenses (on an annual basis), will assume that all dividends and capital gains distributions are reinvested when paid, and will be calculated pursuant to the following formula:

                             P (1 + T)/n/ = ERV

where      P  =  a hypothetical initial payment of $1,000,

           T  =  the average annual total return,

           n  =  the number of years,

         ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     The average annual total returns of the Funds for the one, five and ten-year periods ended December 31, 2000 were as follows:

                                  1 Year   5 Years   10 Years
                                  -------  --------  ---------
     Dodge & Cox Stock Fund        16.30%    18.26%     17.85%

     Dodge & Cox Balanced Fund     15.13%    13.87%     14.49%

     Dodge & Cox Income Fund       10.70%     6.23%      8.38%

Total return indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and changes in net asset value per share during the period.

     Quotations of yield, as defined by the SEC, will be based on net investment income per share earned during a given thirty-day period and will be computed by dividing this net investment income by the net asset value per share on the last day of the period and annualizing the results according to the following formula:

                            YIELD = 2[(a - b + 1)/6/ - 1]
                                       -----
                                         cd

where    a  =  dividends and interest earned during the period,

         b = expenses accrued for the period (net of reimbursements or waivers),

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per share on the last day of the period.

     The Funds' current yields for the thirty days ended December 31, 2000 were as follows:

                   Dodge & Cox Stock Fund          2.38%

                   Dodge & Cox Balanced Fund       3.92%

                   Dodge & Cox Income Fund         6.67%

Yield does not directly reflect changes in net asset value per share which occurred during the period.

     As appropriate, performance information for a Fund may be compared in reports and promotional literature to: (i) the Standard & Poor's 500(R) Stock Index, MSCI(R) Indices, the Lehman Brothers(R) Aggregate Bond Index, or various other unmanaged indices of the performance of various types of investments, so that investors may compare a Fund's results with those of indices widely regarded by investors as representative of the security markets in general, and (ii) the performance of other mutual funds. Unmanaged indices may assume the reinvestment of income distributions, but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for a Fund reflects only the performance of hypothetical investments in the Fund during the particular time periods on which the calculations are based. Such information should not be considered as representative of the performance of the Fund in the future because, unlike some bank deposits or other investments which pay a fixed yield for a stated period of time for a fixed- principal amount, the performance of the Fund will vary based not only on the current market value of the securities held in its portfolio, but also on changes in a Fund's expenses and in the asset size of a Fund. Performance information should be considered in light of a Fund's investment objectives and policies, the types and quality of a Fund's portfolio investments, market conditions during the particular time period and operating expenses. Further information about the performance of a Fund is contained in each Fund's Annual Report which may be obtained without charge from the Fund. A Fund and Dodge & Cox may also refer to the following information:

     1. Portfolio information, including median market capitalization, price-to-earnings ratio, price-to-book value, average bond quality, average bond maturity, country/currency weightings, price-to-sales ratios and effective bond duration.

     2. The asset allocation and sector weightings of a Fund's portfolio and a Fund's top ten holdings.

     3. A description of the Dodge & Cox investment management philosophy and approach.


FINANCIAL STATEMENTS
--------------------

     Please refer to the Dodge & Cox Stock, Balanced and Income Funds' Financial Statements consisting of the financial statements of the Fund and the notes thereto, and the report of independent accountants contained in each Fund's 2000 Annual Report to Shareholders. The Dodge & Cox International Stock Fund began operations on April 30, 2001. The Financial Statements and the report of independent accountants (but no other material from the Annual Report) are incorporated herein by reference. Additional copies of any Annual Report may be obtained from a Fund at no charge by writing, visiting the Funds' web site at www.dodgeandcox.com, or telephoning the Fund (1-800-621-3979).

APPENDIX:  RATINGS
------------------

     A debt obligation rating by Moody's or S&P reflects their current assessment of the creditworthiness of an obligor with respect to a specific obligation. The purpose of the rating systems is to provide investors with a simple system of gradation by which the relative investment qualities of bonds may be noted. A rating is not a recommendation as to investment value, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or from other sources that the rating agencies deem reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The following is a description of the characteristics of ratings as published by Moody's and S&P.


RATINGS BY MOODY'S (MOODY'S INVESTORS SERVICE)

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modification 1 indicates that the security ranks in the higher end of its generic rating group; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating group.

RATINGS BY S&P (STANDARD & POOR'S RATINGS GROUP)

     AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

     A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher- rated groups.

     BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this group than in higher-rated groups.

     BB, B Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating groups.

                               DODGE & COX FUNDS

                           PART C - OTHER INFORMATION

Item 23.  Exhibits:

          (a)  Trust Instrument *
          (b)  Bylaws *
          (d)  Investment Management Agreements **
          (e)  Distributing Agent Agreement ****
          (g)  Form of Custody Agreement **
          (h)  Form of Transfer Agency Agreement **
          (i)  Opinion and Consent of Counsel  *****
          (j)1 Consent of Independent Accountants *****
          (j)2 Signatures/Power of Attorney ***
          (p)  Code of Ethics *****

           * Exhibits were filed with Post-Effective Amendment No. 62 and are herein incorporated by reference.

          ** The Investment Management Agreement (Dodge & Cox International Stock Fund only) and the Amended and Restated Custodian Agreement (Dodge & Cox Funds) exhibits were filed with Post-Effective Amendment No. 67, the remaining exhibits were filed with Post-Effective Amendment No. 63. All exhibits are herein incorporated by reference.

         *** Exhibits were filed with Post-Effective Amendment Nos. 63 and 66 and are herein incorporated by reference.

        ****   Exhibit was filed with Post-Effective Amendment No. 66.

       *****   Exhibit was filed with Post-Effective Amendment No. 67.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None. Dodge & Cox Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund

          As of April 30, 2001, Harry R. Hagey, John A. Gunn, A. Horton Shapiro, Kenneth E. Olivier and Dana M. Emery each own 20% of the outstanding shares of the

          Dodge & Cox International Stock Fund series. These individuals are also officers, directors, and controlling shareholders of Dodge & Cox, and officers and trustees of Dodge & Cox Funds.

Item 25.  INDEMNIFICATION

          Section 10.02 of the Trust Instrument, filed as Exhibit 23(a) to this Registration Statement, provides for indemnification of Trustees of the Registrant.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustees, officers or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Registrant and Dodge & Cox maintain officers' and directors' liability insurance in the amount of $20,000,000 with no deductible for the Trust's officers and trustees and $250,000 deductible for the joint insured entities.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          The only business of Dodge & Cox is to serve as the investment adviser of the Registrant. Business backgrounds of the principal executive officers and directors of the adviser who also hold positions with the Registrant are included under "Management of the Fund - Officers and Trustees" in Part B of the Registration Statement.

Item 27.  PRINCIPAL UNDERWRITERS

          The Registrant is the sole and principal underwriter of its shares of beneficial interest.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          Dodge & Cox
          One Sansome Street, 35th Floor
          San Francisco, CA  94104

          Boston Financial Data Services Inc.
          66 Brooks Drive, Suite 1
          Braintree, MA  01284

          State Street Bank and Trust Company
          Lafayette Corporate Center, 4th Floor
          Boston, Massachusetts  02101-0351

Item 29.  MANAGEMENT SERVICES

          None.

Item 30.  UNDERTAKINGS

          Registrant hereby undertakes to furnish to each person, to whom Registrant's Prospectus is delivered, a copy of the most recent Annual Report to Shareholders of the relevant portfolio upon request and without charge.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Francisco and State of California on the 24th day of April, 2001.

     DODGE & COX FUNDS


     *By:  /s/ Harry R. Hagey
           ------------------
           Harry R. Hagey
           Chairman
           (Principal Executive Officer)


     *By:  /s/ Thomas M. Mistele
           ---------------------
           Thomas M. Mistele
           as attorney-in-fact**


     Dodge & Cox Funds is organized under a Trust Instrument dated February 13, 1998, a copy of which is on file with the Secretary of State of the State of Delaware. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant as provided in the Trust Instrument of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                         Title                          Date
---------------------------------  ------------------------------------  ---------------------
/s/ Harry R. Hagey                         Chairman and Trustee             April 24, 2001
---------------------------------     (Principal Executive Officer)
Harry R. Hagey*

Signature                                         Title                          Date
---------------------------------  ------------------------------------  ---------------------
/s/ John M. Loll                                Treasurer                   April 24, 2001
---------------------------------  (Principal Financial and Accounting
John M. Loll*                                    Officer)

/s/ John A. Gunn                          President and Trustee             April 24, 2001
---------------------------------
John A. Gunn*

/s/ A. Horton Shapiro              Executive Vice President and Trustee     April 24, 2001
---------------------------------
A. Horton Shapiro*

/s/ Katherine Herrick Drake             Vice President and Trustee          April 24, 2001
---------------------------------
Katherine Herrick Drake*

/s/ Dana M. Emery                       Vice President and Trustee          April 24, 2001
---------------------------------
Dana M. Emery*

/s/ Kenneth E. Olivier                  Vice President and Trustee          April 24, 2001
---------------------------------
Kenneth E. Olivier*

/s/ L. Dale Crandall                             Trustee                    April 24, 2001
---------------------------------
L. Dale Crandall*

/s/ Max Gutierrez, Jr.                           Trustee                    April 24, 2001
---------------------------------
Max Gutierrez, Jr.*

/s/ Will C. Wood                                 Trustee                    April 24, 2001
---------------------------------
Will C. Wood*


*  By: /s/ Thomas M. Mistele
       ---------------------
       Thomas M. Mistele
       Secretary
       as attorney-in-fact**

**  Powers of Attorney were filed with Post-Effective
    Amendment No. 63 and No. 66.

                               DODGE & COX FUNDS

                               INDEX TO EXHIBITS

ITEM 23(a)         Trust Instrument *                                                 EX-99.(a)
ITEM 23(b)         Bylaws  *                                                          EX-99.(b)
ITEM 23(d)         Investment Management Agreements **                                EX-99.(d)
ITEM 23(e)         Distributing Agent Agreement ****                                  EX-99.(e)
ITEM 23(g)         Form of Custody Agreement **                                       EX-99.(g)
ITEM 23(h)         Form of Transfer Agency Agreement **                               EX-99.(h)
ITEM 23(i)         Opinion and Consent of Counsel *****                               EX-99.(i)
ITEM 23(j)1        Consent of Independent Accountants *****                           EX-99.(j)1
ITEM 23(j)2        Signatures/Power of Attorney ***                                   EX-99.(j)2
ITEM 23(p)         Code of Ethics *****                                               EX-99.(p)

     * Exhibits were filed with Post-Effective Amendment No. 62 as EX-23.B1 and EX-23.B2, respectively, and are herein incorporated by reference.

    ** The Investment Management Agreement (Dodge & Cox International Stock Fund only) and the Amended and Restated Custodian Agreement (Dodge & Cox Funds) exhibits were filed with Post-Effective Amendment No. 67, the remaining exhibits were filed with Post-Effective Amendment No.
          63. All exhibits are herein incorporated by reference.

   *** Exhibits were filed with Post-Effective Amendment Nos. 63 and 66 and are herein incorporated by reference.

  ****    Exhibit was filed with Post-Effective Amendment No. 66.

 *****    Exhibit was filed with Post-Effective Amendment No. 67.